Spartan®

New York Municipal Income
Fund

Annual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in value of an investment, assuming reinvestment of Spartan New York Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at Spartan New York Municipal Income's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® NY Municipal Income	8.55%	32.49%	87.15%
LB New York 4 Plus Year Municipal Bond	8.00%	34.14%	n/a*
New York Municipal Debt Funds Average	6.29%	25.06%	74.54%

Cumulative total returns show Spartan New York Municipal Income's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Spartan New York Municipal Income's returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. You can also compare Spartan New York Municipal Income's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Income	8.55%	5.79%	6.47%
LB New York 4 Plus Year Municipal Bond	8.00%	6.05%	n/a*
New York Municipal Debt Funds Average	6.29%	4.57%	5.72%

Average annual total returns take Spartan New York Municipal Income's cumulative return and show you what would have happened if Spartan New York Municipal Income had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan New York Municipal Income on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended January 31,
	2003	2002	2001	2000	1999
Dividend returns	4.54%	4.66%	5.48%	4.44%	4.81%
Capital returns	4.01%	0.94%	8.86%	-9.47%	1.64%
Total returns	8.55%	5.60%	14.34%	-5.03%	6.45%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by Spartan New York Municipal Income. A capital return reflects both the amount paid by Spartan New York Municipal Income to shareholders as capital gain distributions and changes in Spartan New York Municipal Income's share price. Both returns assume the dividends or capital gains, if any, paid by Spartan New York Municipal Income are reinvested.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.82¢	28.57¢	57.04¢
Annualized dividend rate	4.29%	4.24%	4.33%
30-day annualized yield	3.41%	-	-
30-day annualized tax-equivalent yield	5.86%	-	-

Dividends per share show the income paid by Spartan New York Municipal Income for a set period. If you annualize this number, based on an average share price of $13.24 over the past one month, $13.36 over the past six months and $13.16 over the past one year, you can compare Spartan New York Municipal Income's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.82% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market encountered a number of obstacles during the past year, surmounting most, but still wrestling with others as the period drew to a close. Overall, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 7.46% for the 12 months ending January 31, 2003. For most of the year, low interest rates, falling stock markets, geopolitical tensions and a shaky economy drove strong demand for munis, which easily met 2002's record amount of new issuance. While sporadic flights to quality in Treasuries and a stock market rally in late 2002 tempered performance on occasion, muni bonds' tax benefits and high yields were still very much sought after. However, developments early in 2003 clouded their near-term outlook. With many state and local governments issuing new debt to counter budget shortfalls - and with another potential rush to Treasuries as the threat of war with Iraq escalated - some questioned whether muni demand would continue to meet the large supply. As a result, the Lehman Brothers index backed off 0.25% in the first month of the new year.

(Portfolio Manager photograph)
An interview with Mark Sommer, Portfolio Manager of Spartan New York Municipal Income Fund

Q. How did the fund perform, Mark?

A. Quite well. For the 12-month period ending January 31, 2003, Spartan New York Municipal Income returned 8.55%. To get a sense of how Spartan New York Municipal Income did relative to its competitors, the New York municipal debt funds average returned 6.29% according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 8.00%.

Q. What helped the fund outpace its Lipper peer average and its Lehman Brothers benchmark?

A. There were a number of factors that aided our relative performance. The first was our relatively large stake in bonds that were prerefunded during the year. Some issuers restructured their debt by retiring old bonds and backing them with U.S. Treasury securities. This process of prerefunding often gave the bonds a price boost in part because their Treasury backing improved their perceived credit quality. Our ongoing focus on investment-grade bonds rated BBB or higher also was a plus. Bonds with below-investment-grade ratings generally suffered significant price declines during the year, chiefly because investors weren't willing to take on a lot of credit risk given uncertain economic and geopolitical conditions. Another positive contributor to the fund's performance was our relatively light stake in or outright avoidance of uninsured bonds in the sectors of the muni market that fared the worst.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Which sectors of the muni market did you favor, and which did you avoid?

A. Some of the muni bond sectors we favored included essential services such as water, sewer and gas utilities. These bonds are backed by streams of revenue that tend to be less sensitive to a slowing economy. Among bonds issued by New York City - one of the largest issuers in the New York municipal market - we underweighted general obligation bonds (GOs) and favored special tax bonds.

Q. What was behind your decision to favor one sector over the other?

A. We underweighted New York City GOs in part because of the City's revenue shortfall caused by dwindling income and capital gains taxes. Instead, we had an overweighted position - relative to the New York muni market overall - in special tax bonds issued by the city because they carry strong backing from pledges of taxes and generally had higher ratings than comparable GOs. We took a similar approach with bonds issued by the state, underweighting GOs and overweighting special tax bonds. We also avoided uninsured bonds tied to the airline industry, which remained in a significant slump during 2002.

Q. What were the year's
disappointments?

A. The fund's underweighted position in par bonds - which are bonds that sell at face value - modestly detracted from performance. Par bonds tend to be heavily favored by individual investors who like the simple structure of these bonds. Despite their periodic strong performance, we maintained only a small weighting in par bonds because they can be hurt by unfavorable tax treatment in certain interest rate environments.

Q. What's your outlook for the New York municipal bond market?

A. The supply of New York municipals is expected to remain high in 2003, as New York issuers struggle to compensate for rising expenses and declining revenues. Meanwhile, demand is likely to be a reflection of the stock market's strength. If investors return to stocks, I would expect that most bond prices would be negatively affected by weaker demand. Ultimately, interest rates will be the real key to municipal bond performance. But since we don't forecast interest rates as a means of managing the fund, I plan to maintain a bias toward research-driven strategies that help me identify attractively priced bonds with good fundamentals that should outperform no matter what the interest rate backdrop.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Facts

Goal: seeks a high level of current income, exempt from federal and New York State and City income taxes

Fund number: 071

Trading symbol: FTFMX

Start date: July 10, 1984

Size: as of January 31, 2003, more than $1.4 billion

Manager: Mark Sommer, since 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Mark Sommer on opportunities in the New York municipal market:

"Despite the fiscal challenges of the state and New York City - and that the two represent the largest muni bond issuers in the New York muni market - we're still finding plenty of ways to insulate the fund from the problems associated with the two entities. For example, we've favored insured bonds issued by the city and state because their income and principal - although not their prices - are backed by highly rated insurers. Another option we've favored amid these difficult economic conditions is special tax bonds. They provide a combination of relatively high credit quality, good debt service coverage and strong backing from personal income and sales taxes. Bonds backed by less economically sensitive fee revenues are another alternative we currently like. It's also important to note that the New York muni market is made up of thousands of other individual issuers that, with the proper amount of research and analysis, can provide good risk-adjusted total return potential."

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.0	26.0
Escrowed/Pre-Refunded	19.2	10.3
Special Tax	12.9	13.8
Water & Sewer	12.0	11.2
Transportation	8.4	17.1
Average Years to Maturity as of January 31, 2003
		6 months ago
Years	14.7	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003
6 months ago
Years	7.3	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2003	As of July 31, 2002
AAA 55.1%	AAA 52.1%
AA, A 37.0%	AA, A 44.6%
BBB 3.1%	BBB 3.7%
Not Rated 3.7%	Not Rated 0.3%
Short-term Investments and Net Other Assets 1.1%	Short-term Investments and Net Other Assets* (0.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
*Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments January 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.0%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,380
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	552
5% 7/1/10 (AMBAC Insured)	600	660
5% 7/1/11 (AMBAC Insured)	500	547
5.5% 7/1/21 (AMBAC Insured)	2,300	2,477
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	1,010	1,127
5% 12/1/08 (FGIC Insured)	1,030	1,146
5% 12/1/09 (FGIC Insured)	1,840	2,039
5% 12/1/10 (FGIC Insured)	1,840	2,024
5% 12/1/11 (FGIC Insured)	1,820	1,989
Buffalo Swr. Auth. Rev. (Swr. Sys. Proj.) Series G, 5% 7/1/12 (FGIC Insured)	2,700	2,729
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	590
7.8% 5/1/15 (MBIA Insured)	435	596
7.8% 5/1/16 (MBIA Insured)	435	600
7.8% 5/1/17 (MBIA Insured)	435	606
7.8% 5/1/18 (MBIA Insured)	434	602
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,438
5.75% 8/1/30	9,445	10,081
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,141
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,799
5% 9/1/16 (FGIC Insured)	1,680	1,772
5% 9/1/17 (FGIC Insured)	1,000	1,052
6% 2/1/04 (FGIC Insured)	1,100	1,153
6% 2/1/05 (FGIC Insured)	1,000	1,089
6% 2/1/06 (FGIC Insured)	1,030	1,155
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (d)	1,055	1,116
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,234
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	$ 11,180	$ 12,463
5% 4/1/06 (FSA Insured)	6,605	7,212
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (d)	8,000	9,026
Series R, 5.4% 7/1/10 (Escrowed to Maturity) (d)	2,960	3,349
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (d)	3,000	3,106
Series A, 6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (d)	5,000	5,910
Series B:
4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (d)	3,000	3,111
5.125% 7/1/24 (AMBAC Insured) (Escrowed to Maturity) (d)	5,080	5,228
Series D:
5.125% 7/1/17 (MBIA Insured) (Escrowed to Maturity) (d)	2,580	2,685
5.125% 7/1/17 (MBIA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	2,100	2,340
Series E, 5.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (d)	3,705	4,161
Metro. Trans. Auth. Dedicated Tax Fund Series A:
4.75% 4/1/28 (FGIC Insured) (Pre-Refunded to 10/1/15 @ 100) (d)	5,445	5,870
5% 4/1/23 (FGIC Insured) (Pre-Refunded to 10/1/15 @ 100) (d)	6,335	6,986
5% 4/1/29 (FSA Insured) (Pre-Refunded to 10/1/14 @ 100) (d)	10,000	11,052
5.25% 11/15/24 (FSA Insured)	30,000	31,075
5.25% 4/1/26 (MBIA Insured) (Pre-Refunded to 10/1/10 @ 100) (d)	2,780	3,160
Metro. Trans. Auth. Rev. Series A:
5% 11/15/30 (FSA Insured)	42,500	42,634
5.5% 11/15/16 (AMBAC Insured)	1,000	1,107
5.5% 11/15/17 (AMBAC Insured)	1,000	1,103
5.5% 11/15/18 (AMBAC Insured)	1,000	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.):
Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	$ 5,400	$ 6,195
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,449
(Trans. Facilities Proj.):
Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,830	2,100
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	9,500	7,283
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,091
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,385
5.375% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,417
5.375% 7/1/21 (MBIA Insured) (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,417
Series R:
5.3% 7/1/09 (Escrowed to Maturity) (d)	4,000	4,517
5.4% 7/1/10 (Escrowed to Maturity) (d)	3,000	3,371
Series A:
4.75% 7/1/21 (MBIA Insured) (Escrowed to Maturity) (d)	2,000	2,015
6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (d)	2,000	2,364
Series B, 4.75% 7/1/26 (FGIC Insured) (Escrowed to Maturity) (d)	6,700	6,691
Series B1, 5% 7/1/18 (AMBAC Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	2,970	3,282
Series C:
4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	1,255	1,363
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	765	853
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (d)	1,735	1,943
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	1,030	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (d)	$ 1,345	$ 1,506
Series N:
0% 7/1/11 (FGIC Insured) (Escrowed to Maturity) (d)	5,980	4,322
0% 7/1/13 (FGIC Insured) (Escrowed to Maturity) (d)	4,000	2,580
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	660	670
6% 6/1/04	540	573
6% 6/1/05	770	848
6.5% 6/1/04	65	69
6.5% 6/1/05	115	128
6.5% 6/1/06	120	138
6.5% 6/1/07 (AMBAC Insured)	50	59
7% 6/1/03 (FGIC Insured)	410	418
7% 6/1/03 (FGIC Insured) (Escrowed to Maturity) (d)	590	601
7% 6/1/04 (FGIC Insured)	875	940
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,047
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,338
5.625% 5/15/24 (MBIA Insured)	2,645	2,828
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	1,000	1,104
Series 1996 G, 6% 7/1/07	2,250	2,587
Series 1999 O, 5.25% 7/1/07	1,780	1,997
Series G, 6% 7/1/06	4,000	4,528
Series H, 6.25% 7/1/07	1,195	1,392
Series L:
6% 7/1/05	3,500	3,864
6% 7/1/07	5,250	6,036
Series P, 5% 7/1/08	10,850	12,014
Nassau County Gen. Oblig.:
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	2,410	2,684
Series A:
6% 7/1/09 (FGIC Insured)	5,620	6,518
6.5% 5/1/07 (FGIC Insured)	4,000	4,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Gen. Oblig.: - continued
Series E, 5.3% 7/1/07 (MBIA Insured)	$ 350	$ 391
Series P, 6.3% 11/1/03 (FGIC Insured)	1,000	1,038
Series R, 5.125% 11/1/05 (FGIC Insured)	2,065	2,257
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,942
Series U:
5.125% 11/1/04 (AMBAC Insured)	1,505	1,604
5.25% 11/1/11 (AMBAC Insured)	1,500	1,645
5.25% 11/1/15 (AMBAC Insured)	2,150	2,296
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	205	207
Series 2001 B, 5.875% 11/1/11	1,390	1,405
Series 2001 C, 5.625% 11/1/10	915	916
Series 2001 D, 5.625% 11/1/10	1,225	1,231
Nassau County Interim Fin. Auth. Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	7,845	8,970
5.75% 11/15/12 (MBIA Insured)	7,710	8,710
New York City Gen. Oblig.:
Series A, 6.25% 8/1/08	1,000	1,116
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,236
5.875% 8/15/13	3,870	4,127
6.2% 8/15/06	2,195	2,404
6.5% 8/15/11	1,000	1,140
7.5% 2/1/03	880	880
7.5% 2/1/07	335	340
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,852
6% 2/1/22	3,410	3,598
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (d)	90	104
6.4% 8/1/03	6,000	6,115
Series D:
5.25% 8/1/13	2,500	2,590
5.25% 8/1/21 (MBIA Insured)	5,000	5,142
5.375% 8/1/17	2,500	2,540
5.75% 2/15/08	355	376
5.75% 2/15/08 (Pre-Refunded to 2/15/05 @ 101) (d)	645	708
Series E:
6% 8/1/26	3,455	3,634
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	$ 295	$ 342
6.5% 2/15/06	1,000	1,109
Series F:
5.75% 2/1/15	2,500	2,618
6% 8/1/16	7,750	8,301
Series G:
6% 10/15/26	4,965	5,212
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (d)	50	59
Series H:
5.5% 8/1/12	9,000	9,488
6% 8/1/17	1,000	1,067
Series I:
5.875% 3/15/12	10,000	10,642
6.125% 4/15/11	8,495	9,277
6.25% 4/15/07 (MBIA Insured)	8,005	9,176
Series J:
5.875% 2/15/19	3,370	3,537
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	630	715
6.125% 8/1/12	1,000	1,094
Series L, 5.75% 8/1/12	3,700	3,926
Series M, 8% 6/1/05 (AMBAC Insured)	6,580	7,556
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,844
5.5% 2/15/17 (FSA Insured)	3,000	3,261
5.5% 2/15/18 (FSA Insured)	2,500	2,706
5.5% 2/15/19 (FSA Insured)	1,250	1,345
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001:
5% 7/1/41 (AMBAC Insured)	10,000	9,994
5.375% 7/1/15 (AMBAC Insured)	1,090	1,184
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,273
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,470	2,666
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (c)	1,500	1,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.): - continued
6% 1/1/08 (c)	$ 500	$ 518
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	1,000	1,096
5.875% 6/15/26	18,085	20,375
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,819
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,899
Series A:
5% 6/15/32	5,000	4,963
5.25% 6/15/33 (FGIC Insured)	1,280	1,312
5.375% 6/15/15 (FGIC Insured)	7,000	7,685
6% 6/15/28	15,000	16,818
Series B:
5.375% 6/15/07 (AMBAC Insured)	60	64
5.375% 6/15/07 (AMBAC Insured) (Escrowed to Maturity) (d)	145	155
5.75% 6/15/26 (MBIA Insured)	5,025	5,435
5.75% 6/15/29 (MBIA Insured)	5,965	6,471
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (d)	295	315
5.5% 6/15/33	14,215	14,915
New York City Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (d)	2,700	3,236
Series A:
5.125% 8/15/21	8,140	8,372
5.5% 11/15/17 (FGIC Insured)	6,725	7,411
5.5% 11/15/20 (FGIC Insured)	9,000	9,738
5.75% 8/15/18 (Pre-Refunded to 8/15/09 @ 101) (d)	2,000	2,357
Series B:
4.75% 11/15/23	6,150	6,022
5.125% 11/1/14	1,000	1,064
5.5% 2/1/08	2,435	2,740
5.5% 2/1/08 (Escrowed to Maturity) (d)	565	646
Series C, 5.5% 11/1/29 (Pre-Refunded to 5/1/10 @ 101) (d)	16,140	18,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	$ 4,850	$ 5,192
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,395
New York Local Govt. Assistance Corp.:
Series C, 5.5% 4/1/22	6,375	6,413
Series D, 5.375% 4/1/14	4,000	4,180
Series E, 5.25% 4/1/16	8,600	9,458
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	3,150	3,278
New York State Dorm. Auth. Rev.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,798
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	692
6% 7/1/09 (AMBAC Insured)	370	430
6% 7/1/10 (AMBAC Insured)	250	290
(City Univ. Sys. Consolidation Fourth Gen. Proj.) Series A, 5.25% 7/1/30 (FGIC Insured)	10,100	10,367
(City Univ. Sys. Consolidation Proj.):
Series A:
5.5% 7/1/05	1,000	1,087
5.75% 7/1/07	500	561
Series D, 7% 7/1/09	6,000	6,905
(City Univ. Sys. Proj.):
Series C, 7.5% 7/1/10	4,000	4,823
Series U, 6.25% 7/1/03	525	536
(City Univ. Sys. Third Gen. Resolution Proj.) Series 2, 5.5% 7/1/16 (AMBAC Insured)	2,500	2,710
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,250
6% 7/1/21 (MBIA Insured)	2,500	2,938
(Columbia Univ. Proj.) Series 2001 A:
4.5% 7/1/06	1,000	1,086
5% 7/1/07	1,105	1,229
5% 7/1/08	870	968
5.25% 7/1/13	1,000	1,106
5.25% 7/1/15	2,000	2,183
(FIT Student Hsg. Proj.):
5.75% 7/1/04 (AMBAC Insured)	1,680	1,786
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Rev.: - continued
5.75% 7/1/05 (AMBAC Insured)	$ 1,650	$ 1,814
5.75% 7/1/06 (AMBAC Insured)	1,500	1,687
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,099
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,201
(Long Island Jewish Med. Ctr. Proj.) 5% 7/1/08 (MBIA Insured)	2,000	2,203
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,665
(Mental Health Svcs. Facilities Impt. Proj.) Series A, 5.75% 8/15/11	3,000	3,276
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	2,550	2,817
(Montefiore Med. Ctr. Proj.) Series 2000, 5.85% 8/1/40	9,500	10,115
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,440	1,501
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,500	4,987
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	823
5.5% 7/1/19 (AMBAC Insured)	1,705	1,842
5.5% 7/1/20 (AMBAC Insured)	860	922
Series A:
5.5% 7/1/10 (AMBAC Insured)	7,650	8,668
5.75% 7/1/15 (MBIA Insured)	2,295	2,636
5.75% 7/1/27 (MBIA Insured)	5,000	5,711
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,685
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	500	547
5% 7/1/07 (FSA Insured)	1,290	1,427
5% 7/1/09 (FSA Insured)	1,700	1,871
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,081
(Rockefeller Univ. Proj.) Series 2002 A1, 5% 7/1/32	7,000	7,048
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Rev.: - continued
(State Univ. Edl. Facilities Proj.):
Series A, 6.5% 5/15/06	$ 3,400	$ 3,868
Series B, 7.5% 5/15/11	2,365	2,884
5.5% 5/15/09	3,000	3,345
5.95% 5/15/29 (FGIC Insured) (Pre-Refunded to 5/15/10 @ 101) (d)	2,750	3,265
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,844
5.2% 2/15/13 (MBIA Insured)	6,585	7,036
(Yeshiva Univ. Proj.):
Series 2001:
4% 7/1/04 (AMBAC Insured)	200	208
5.375% 7/1/12 (AMBAC Insured)	1,000	1,114
5.375% 7/1/13 (AMBAC Insured)	800	882
5.375% 7/1/14 (AMBAC Insured)	1,130	1,236
5.375% 7/1/17 (AMBAC Insured)	370	399
5.375% 7/1/16 (AMBAC Insured)	670	726
Series 1990 B, 7.5% 5/15/11 (d)	1,135	1,433
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	25,000	28,123
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,139
6% 10/1/29 (MBIA Insured)	5,600	6,334
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,500	8,264
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,621
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	1,500	1,647
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,675
Series 2003 A, 5.375% 3/15/22	2,000	2,094
Series B:
5.25%, tender 5/15/12 (b)	8,500	9,189
6%, tender 11/15/29	11,000	12,450
5.8% 8/1/30	3,000	3,195
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,203
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series C, 5% 6/15/19	$ 4,000	$ 4,144
Series D, 5% 6/15/20	20,150	20,824
Series J:
5% 6/15/18	5,395	5,668
5% 6/15/19	5,565	5,812
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,837
5.25% 11/15/16	3,770	4,092
Series I:
5.25% 9/15/15	2,085	2,276
5.25% 9/15/17	2,395	2,585
Series C, 5.25% 6/15/16	3,500	3,763
Series F:
4.875% 6/15/18	1,735	1,787
4.875% 6/15/18 (Escrowed to Maturity) (d)	1,265	1,317
4.875% 6/15/20	2,175	2,217
4.875% 6/15/20 (Escrowed to Maturity) (d)	1,380	1,423
5% 6/15/15	1,295	1,357
5% 6/15/15 (Escrowed to Maturity) (d)	1,705	1,827
5.25% 6/15/13	1,575	1,686
5.25% 6/15/13 (Escrowed to Maturity) (d)	2,405	2,637
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	2,200	2,319
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,923
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	2,000	2,330
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (d)	1,595	1,859
7% 6/15/12	190	193
Series B, 5.25% 6/15/14 (Pre-Refunded to 6/15/05 @ 101) (d)	3,180	3,502
Series D:
5% 6/15/11 (Escrowed to Maturity) (d)	3,645	3,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
5% 6/15/12 (Escrowed to Maturity) (d)	$ 2,000	$ 2,146
5.125% 6/15/19 (Escrowed to Maturity) (d)	5,000	5,196
Series E:
6.25% 6/15/05	1,200	1,295
6.5% 6/15/14	130	132
5.75% 6/15/11	3,405	3,946
(Pooled Ln. Prog.):
Series B, 5.2% 5/15/14	1,115	1,229
Series C, 5.85% 7/15/15	3,060	3,422
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,229
Series D:
6.3% 5/15/05	365	403
6.3% 5/15/05 (Pre-Refunded to 11/15/04 @ 102) (d)	780	866
6.3% 11/15/05	105	116
6.3% 11/15/05 (Pre-Refunded to 11/15/04 @ 102) (d)	1,150	1,276
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,196
(Mental Health Svcs. Facilities Proj.) Series D, 7.4% 2/15/18	90	91
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,143
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,072
Series 69, 4.7% 4/1/24 (c)	4,235	4,254
5.5% 4/1/19 (AMBAC Insured) (c)	3,880	4,077
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,360	25,878
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	287
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,090
Series E, 5.25% 1/1/12	5,410	5,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	$ 5,175	$ 5,469
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,420
5.375% 4/1/17 (AMBAC Insured)	5,000	5,420
5.375% 4/1/18 (AMBAC Insured)	5,310	5,723
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,393
5.75% 4/1/15 (FGIC Insured)	4,000	4,523
Series C, 5.5% 4/1/13 (MBIA Insured)	5,000	5,592
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	5,000	5,430
5.5% 3/15/19	5,460	5,895
5.5% 3/15/20	3,500	3,757
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	7,700	8,487
5.5% 4/1/15	6,200	6,780
5.5% 4/1/16	12,000	13,065
6% 4/1/11	1,605	1,808
6% 4/1/11 (Pre-Refunded to 4/1/07 @ 102) (d)	2,395	2,808
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series 5, 5.9% 1/1/08 (Pre-Refunded to 1/1/05 @ 102) (d)	1,455	1,609
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (d)	6,340	7,124
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	17
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,615
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,263
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/24 (c)	3,000	3,112
Niagara Falls Gen. Oblig.:
(Pub. Impt. Proj.):
7.5% 3/1/08 (MBIA Insured)	995	1,218
7.5% 3/1/10 (MBIA Insured)	1,155	1,448
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls Gen. Oblig.: - continued
7.5% 3/1/11 (MBIA Insured)	$ 1,245	$ 1,577
7.5% 3/1/16 (MBIA Insured)	1,060	1,403
7.5% 3/1/17 (MBIA Insured)	1,200	1,608
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (c)	1,000	1,103
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	565
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	1,500	1,662
Rockland County Gen. Oblig. 6% 8/15/05 (AMBAC Insured)	1,475	1,638
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,125
Suffolk County Gen. Oblig. Series A, 6% 8/1/05 (AMBAC Insured)	3,380	3,748
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,376
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,191
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,615
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	9,870	11,639
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (d)	3,000	3,427
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (d)	9,500	10,249
6% 1/1/11 (Escrowed to Maturity) (d)	500	588
Series B:
5% 1/1/14 (Escrowed to Maturity) (d)	4,290	4,718
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (d)	9,870	11,056
5.2% 1/1/27 (FGIC Insured) (Pre-Refunded to 7/1/22 @ 100) (d)	3,000	3,218
5.2% 1/1/27 (MBIA Insured) (Pre-Refunded to 7/1/22 @ 100) (d)	2,000	2,145
5.3% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	75	85
5.5% 1/1/30 (Pre-Refunded to 7/1/22 @ 100) (d)	2,015	2,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 1,000	$ 1,177
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	15,425	17,593
6% 1/1/12 (Escrowed to Maturity) (d)	19,250	22,570
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured) (Escrowed to Maturity) (d)	2,200	2,357
5.125% 1/1/11 (MBIA Insured) (Escrowed to Maturity) (d)	3,000	3,311
5.125% 1/1/12 (MBIA Insured) (Escrowed to Maturity) (d)	1,000	1,097
5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (d)	3,000	3,306
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,097
Yonkers Gen. Oblig.:
Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,550
5% 12/15/12 (AMBAC Insured)	1,245	1,362
Series A:
6% 8/1/04 (FGIC Insured)	1,020	1,090
6% 8/1/05 (FGIC Insured)	1,080	1,195
		1,394,580
New York & New Jersey - 4.7%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	2,000	2,096
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (c)	1,530	1,728
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	16,821
5.75% 10/15/12 (MBIA Insured) (c)	15,530	17,299
124th Series, 5% 8/1/08 (c)	9,875	10,730
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,100
128th Series:
5% 11/1/18 (FSA Insured)	6,145	6,502
5% 11/1/19 (FSA Insured)	3,600	3,788
99th Series, 7% 11/1/04 (FGIC Insured) (c)	5,040	5,524
		70,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (a)	$ 14,180	$ 15,764
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	2,210	2,226
		17,990
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,394,187)		1,483,158
NET OTHER ASSETS - 1.1%		16,156
NET ASSETS - 100%		$ 1,499,314
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.0%
Escrowed/Pre-Refunded	19.2
Special Tax	12.9
Water & Sewer	12.0
Transportation	8.4
Education	6.9
Electric Utilities	5.6
Others* (individually less than 5%)	9.0
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $434,977,000 and $318,099,000, respectively.
Income Tax Information
The fund hereby designates approximately $20,924,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003

Assets
Investment in securities, at value (cost $1,394,187) - See accompanying schedule		$ 1,483,158
Cash		9,233
Receivable for investments sold Regular delivery		1,979
Delayed delivery		13,058
Receivable for fund shares sold		1,497
Interest receivable		17,494
Other receivables		7
Total assets		1,526,426

Liabilities
Payable for investments purchased Regular delivery	$ 7,461
Delayed delivery	15,629
Payable for fund shares redeemed	2,077
Distributions payable	1,293
Accrued management fee	474
Distribution fees payable	9
Other payables and accrued expenses	169
Total liabilities		27,112

Net Assets		$ 1,499,314
Net Assets consist of:
Paid in capital		$ 1,403,159
Undistributed net investment income		1,153
Accumulated undistributed net realized gain (loss) on investments		6,031
Net unrealized appreciation (depreciation) on investments		88,971
Net Assets		$ 1,499,314

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amount)	January 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,962.417 ÷ 223.776 shares)	$ 13.24

Maximum offering price per share (100/95.25 of $13.24)	$ 13.90
Class T: Net Asset Value and redemption price per share ($1,227.953 ÷ 92.743 shares)	$ 13.24

Maximum offering price per share (100/96.50 of $13.24)	$ 13.72
Class B: Net Asset Value and offering price per share ($5,463.475 ÷ 412.684 shares) A	$ 13.24

Class C: Net Asset Value and offering price per share ($6,120.461 ÷ 462.243 shares) A	$ 13.24

Spartan New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,483,436.492 ÷ 112,008.231 shares)	$ 13.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($103.682 ÷ 7.830 shares)	$ 13.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended January 31, 2003

Investment Income
Interest		$ 69,342
Expenses
Management fee	$ 5,461
Transfer agent fees	1,034
Distribution fees	32
Accounting fees and expenses	334
Non-interested trustees' compensation	5
Custodian fees and expenses	22
Registration fees	113
Audit	39
Legal	16
Miscellaneous	45
Total expenses before reductions	7,101
Expense reductions	(335)	6,766
Net investment income (loss)		62,576
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	27,576
Swap agreements	(8)
Total net realized gain (loss)		27,568
Change in net unrealized appreciation (depreciation) on investment securities		25,814
Net gain (loss)		53,382
Net increase (decrease) in net assets resulting from operations		$ 115,958

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2003	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,576	$ 59,375
Net realized gain (loss)	27,568	6,287
Change in net unrealized appreciation (depreciation)	25,814	4,774
Net increase (decrease) in net assets resulting from operations	115,958	70,436
Distributions to shareholders from net investment income	(62,168)	(59,075)
Distributions to shareholders from net realized gain	(19,025)	-
Total distributions	(81,193)	(59,075)
Share transactions - net increase (decrease)	132,250	123,175
Redemption fees	45	27
Total increase (decrease) in net assets	167,060	134,563

Net Assets
Beginning of period	1,332,254	1,197,691
End of period (including undistributed net investment income of $1,153 and undistributed net investment income of $745, respectively)	$ 1,499,314	$ 1,332,254

Annual Report

See accompanying notes which are an integral part of the financial statements.

AFinancial Highlights - Class A

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.277
Net realized and unrealized gain (loss)	.194
Total from investment operations	.471
Distributions from net investment income	(.271)
Distributions from net realized gain	(.170)
Total distributions	(.441)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A
Expenses net of voluntary waivers, if any	.66% A
Expenses net of all reductions	.66% A
Net investment income (loss)	4.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,962
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.266
Net realized and unrealized gain (loss)	.197
Total from investment operations	.463
Distributions from net investment income	(.263)
Distributions from net realized gain	(.170)
Total distributions	(.433)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A
Expenses net of voluntary waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,228
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	.193
Total from investment operations	.419
Distributions from net investment income	(.219)
Distributions from net realized gain	(.170)
Total distributions	(.389)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41% A
Expenses net of voluntary waivers, if any	1.41% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,463
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.219
Net realized and unrealized gain (loss)	.191
Total from investment operations	.410
Distributions from net investment income	(.210)
Distributions from net realized gain	(.170)
Total distributions	(.380)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A
Expenses net of voluntary waivers, if any	1.51% A
Expenses net of all reductions	1.51% A
Net investment income (loss)	3.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,120
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan New York Municipal Income

Years ended January 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 12.78	$ 11.74	$ 12.99	$ 12.94
Income from Investment Operations
Net investment income (loss)	.574 B	.584 B, D	.614 B	.590 B	.602
Net realized and unrealized gain (loss)	.506	.117 D	1.030	(1.230)	.205
Total from investment operations	1.080	.701	1.644	(.640)	.807
Distributions from net investment income	(.570)	(.581)	(.604)	(.589)	(.602)
Distributions from net realized gain	(.170)	-	-	(.006)	(.155)
Distributions in excess of net realized gain	-	-	-	(.015)	-
Total distributions	(.740)	(.581)	(.604)	(.610)	(.757)
Redemption fees added to paid in capital	- B	- B	-	-	-
Net asset value, end of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Total Return A	8.55%	5.60%	14.34%	(5.03) %	6.45%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.49%	.49%	.54%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.49%	.53%
Expenses net of all reductions	.47%	.44%	.42%	.49%	.53%
Net investment income (loss)	4.36%	4.54% D	4.96%	4.78%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,483,436	$ 1,332,254	$ 1,197,691	$ 1,007,447	$ 1,200,091
Portfolio turnover rate	22%	12%	23%	19%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended January 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.286
Net realized and unrealized gain (loss)	.195
Total from investment operations	.481
Distributions from net investment income	(.281)
Distributions from net realized gain	(.170)
Total distributions	(.451)
Redemption fees added to paid in capital D	-
Net asset value, end of period	$ 13.24
Total ReturnB, C	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A
Expenses net of voluntary waivers, if any	.53% A
Expenses net of all reductions	.53% A
Net investment income (loss)	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2003

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class Shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 91,449,465	|
Unrealized depreciation	(1,796,936)
Net unrealized appreciation (depreciation)	89,652,529
Undistributed ordinary income	5,433,763
Undistributed long-term capital gain	4,097,043
Total Distributable earnings	$ 99,183,335
Cost for federal income tax purposes	$ 1,393,505,037

The tax character of distributions paid was as follows:

	January 31, 2003	January 31, 2002
Ordinary Income	$ 62,167,598	$ 59,075,145
Long-term Capital Gains	19,024,540	-
Total	$ 81,192,138	$ 59,075,145

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Swaps. The fund may invest in swaps for the purpose of managing its exposure to interest rates, credit or market risk. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically on a net basis.

Interest rate swaps usually involve the exchange of fixed rate interest payments for floating rate interest payments. Gains or losses are realized only upon early termination of the swap agreement. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 1,531	$ 52
Class T	0%	.25%	829	126
Class B	.65%	.25%	14,234	10,340
Class C	.75%	.25%	15,735	15,646
			$ 32,329	$ 26,164

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 11,473	$ 8,467
Class T	1,765	1,759
Class B*	3,018	3,018
Class C*	2,971	2,971
	$ 19,227	$ 16,215

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 971	.09*
Class T	421	.13*
Class B	1,521	.10*
Class C	1,629	.10*
Spartan New York Municipal Income	1,029,681.07
Institutional Class	81	.11*
	$ 1,034,304

* Annualized

Citibank also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $61,385.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $22,241 and $55,341, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Spartan New York Municipal Income	$ 196,360

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2003	Year ended January 31, 2002
From net investment income
Class A	$ 41,291	$ -
Class T	13,057	-
Class B	51,877	-
Class C	49,354	-
Spartan New York Municipal Income	62,008,981	59,075,145
Institutional Class	3,038	-
Total	$ 62,167,598	$ 59,075,145
From net realized gain
Class A	$ 37,979	$ -
Class T	12,410	-
Class B	57,394	-
Class C	59,289	-
Spartan New York Municipal Income	18,856,163	-
Institutional Class	1,305	-
Total	$ 19,024,540	$ -

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	January 31, 2003 A	January 31, 2002	January 31, 2003 A	January 31, 2002
Class A
Shares sold	272,415	-	$ 3,649,038	$ -
Reinvestment of distributions	4,654	-	61,815	-
Shares redeemed	(53,293)	-	(708,156)	-
Net increase (decrease)	223,776	-	$ 3,002,697	$ -
Class T
Shares sold	91,985	-	$ 1,229,333	$ -
Reinvestment of distributions	1,336	-	17,736	-
Shares redeemed	(578)	-	(7,660)	-
Net increase (decrease)	92,743	-	$ 1,239,409	$ -
Class B
Shares sold	429,057	-	$ 5,748,196	$ -
Reinvestment of distributions	5,965	-	79,147	-
Shares redeemed	(22,338)	-	(297,028)	-
Net increase (decrease)	412,684	-	$ 5,530,315	$ -
Class C
Shares sold	493,422	-	$ 6,606,236	$ -
Reinvestment of distributions	4,353	-	57,763	-
Shares redeemed	(35,532)	-	(470,300)	-
Net increase (decrease)	462,243	-	$ 6,193,699	$ -
Spartan New York Municipal Income
Shares sold	30,007,653	31,004,334	$ 395,192,356	$ 399,267,688
Reinvestment of distributions	4,696,216	3,502,720	61,959,856	45,043,535
Shares redeemed	(25,951,612)	(24,985,233)	(340,971,868)	(321,135,867)
Net increase (decrease)	8,752,257	9,521,821	$ 116,180,344	$ 123,175,356
Institutional Class
Shares sold	34,401	-	$ 464,607	$ -
Reinvestment of distributions	260	-	3,458	-
Shares redeemed	(26,831)	-	(364,612)	-
Net increase (decrease)	7,830	-	$ 103,453	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to January 31, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Spartan New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Spartan New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the portfolio of investments, as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund as of January 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 7, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 272 funds advised by FMR or an affiliate. Mr. McCoy oversees 274 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan New York Municipal Income. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (60)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Spartan New York Municipal Income Fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan New York Municipal Income Fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan New York Municipal Income Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan New York Municipal Income Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan New York Municipal Income Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan New York Municipal Income Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan New York Municipal Income Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan New York Municipal Income Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan New York Municipal Income Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan New York Municipal Income Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Spartan New York Municipal Income	03/10/03	03/07/03	$0.036

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 5.80% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NFY-ANN-0303-01 340323
1.783104.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Annual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor New York Municipal Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL I	8.52%	32.46%	87.10%
LB New York 4 Plus Year Municipal Bond	8.00%	34.14%	n/a*
New York Municipal Debt Funds Average	6.29%	25.06%	74.54%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. You can also compare the Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL I	8.52%	5.78%	6.47%
LB New York 4 Plus Year Municipal Bond	8.00%	6.05%	n/a*
New York Municipal Debt Funds Average	6.29%	4.57%	5.72%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Fidelity Advisor New York Municipal Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

* Not available

Annual Report

Total Return Components

August 1, 2002 (commencement of sale of class shares) to January 31, 2003
Dividend returns	2.14%
Capital returns	1.53%
Total returns	3.67%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Life of Class
Dividends per share	4.81¢	28.10¢
Annualized dividend rate	4.28%	4.20%
30-day annualized yield	3.41%	-
30-day annualized tax-equivalent yield	5.86%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $13.24 over the past one month and $13.36 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.82% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market encountered a number of obstacles during the past year, surmounting most, but still wrestling with others as the period drew to a close. Overall, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 7.46% for the 12 months ending January 31, 2003. For most of the year, low interest rates, falling stock markets, geopolitical tensions and a shaky economy drove strong demand for munis, which easily met 2002's record amount of new issuance. While sporadic flights to quality in Treasuries and a stock market rally in late 2002 tempered performance on occasion, muni bonds' tax benefits and high yields were still very much sought after. However, developments early in 2003 clouded their near-term outlook. With many state and local governments issuing new debt to counter budget shortfalls - and with another potential rush to Treasuries as the threat of war with Iraq escalated - some questioned whether muni demand would continue to meet the large supply. As a result, the Lehman Brothers index backed off 0.25% in the first month of the new year.

(Portfolio Manager photograph)
An interview with Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

Q. How did the fund perform, Mark?

A. Quite well. For the 12-month period ending January 31, 2003, the fund's Institutional Class shares returned 8.52%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned 6.29%, according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 8.00%.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outpace its Lipper peer average?

A. There were a number of factors that aided our relative performance. The first was our relatively large stake in bonds that were prerefunded during the year. Some issuers restructured their debt by retiring old bonds and backing them with U.S. Treasury securities. This process of prerefunding often gave the bonds a price boost in part because their Treasury backing improved their perceived credit quality. Our ongoing focus on investment-grade bonds rated BBB or higher also was a plus. Bonds with below-investment-grade ratings generally suffered significant price declines during the year, chiefly because investors weren't willing to take on a lot of credit risk given uncertain economic and geopolitical conditions. Another positive contributor to the fund's performance was our relatively light stake in or outright avoidance of uninsured bonds in the sectors of the muni market that fared the worst.

Q. Which sectors of the muni market did you favor, and which did you avoid?

A. Some of the muni bond sectors we favored included essential services such as water, sewer and gas utilities. These bonds are backed by streams of revenue that tend to be less sensitive to a slowing economy. Among bonds issued by New York City - one of the largest issuers in the New York municipal market - we underweighted general obligation bonds (GOs) and favored special tax bonds.

Q. What was behind your decision to favor one sector over the other?

A. We underweighted New York City GOs in part because of the City's revenue shortfall caused by dwindling income and capital gain taxes. Instead, we had an overweighted position - relative to the New York muni market overall - in special tax bonds issued by the city because they carry strong backing from pledges of taxes and generally had higher ratings than comparable GOs. We took a similar approach with bonds issued by the state, underweighting GOs and overweighting special tax bonds. We also avoided uninsured bonds tied to the airline industry, which remained in a significant slump during 2002.

Q. What were the year's disappointments?

A. The fund's underweighted position in par bonds - which are bonds that sell at face value - modestly detracted from performance. Par bonds tend to be heavily favored by individual investors who like the simple structure of these bonds. Despite their periodic strong performance, we maintained only a small weighting in par bonds because they can be hurt by unfavorable tax treatment in certain interest rate environments.

Q. What's your outlook for the New York municipal bond market?

A. The supply of New York municipals is expected to remain high in 2003, as New York issuers struggle to compensate for rising expenses and declining revenues. Meanwhile, demand is likely to be a reflection of the stock market's strength. If investors return to stocks, I would expect that most bond prices would be negatively affected by weaker demand. Ultimately, interest rates will be the real key to municipal bond performance. But since we don't forecast interest rates as a means of managing the fund, I plan to maintain a bias toward research-driven strategies that help me identify attractively priced bonds with good fundamentals that should outperform no matter what the interest rate backdrop.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and New York State and City income taxes

Start date: July 10, 1984

Size: as of January 31, 2003, more than $1.4 billion

Manager: Mark Sommer, since 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Mark Sommer on opportunities in the New York municipal market:

"Despite the fiscal challenges of the state and New York City - and that the two represent the largest muni bond issuers in the New York muni market - we're still finding plenty of ways to insulate the fund from the problems associated with the two entities. For example, we've favored insured bonds issued by the city and state because their income and principal - although not their prices - are backed by highly rated insurers. Another option we've favored amid these difficult economic conditions is special tax bonds. They provide a combination of relatively high credit quality, good debt service coverage and strong backing from personal income and sales taxes. Bonds backed by less economically sensitive fee revenues are another alternative we currently like. It's also important to note that the New York muni market is made up of thousands of other individual issuers that, with the proper amount of research and analysis, can provide good risk-adjusted total return potential."

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.0	26.0
Escrowed/Pre-Refunded	19.2	10.3
Special Tax	12.9	13.8
Water & Sewer	12.0	11.2
Transportation	8.4	17.1
Average Years to Maturity as of January 31, 2003
		6 months ago
Years	14.7	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003
6 months ago
Years	7.3	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2003	As of July 31, 2002
AAA 55.1%	AAA 52.1%
AA, A 37.0%	AA, A 44.6%
BBB 3.1%	BBB 3.7%
Not Rated 3.7%	Not Rated 0.3%
Short-term Investments and Net Other Assets 1.1%	Short-term Investments and Net Other Assets* (0.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
*Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments January 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.0%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,380
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	552
5% 7/1/10 (AMBAC Insured)	600	660
5% 7/1/11 (AMBAC Insured)	500	547
5.5% 7/1/21 (AMBAC Insured)	2,300	2,477
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	1,010	1,127
5% 12/1/08 (FGIC Insured)	1,030	1,146
5% 12/1/09 (FGIC Insured)	1,840	2,039
5% 12/1/10 (FGIC Insured)	1,840	2,024
5% 12/1/11 (FGIC Insured)	1,820	1,989
Buffalo Swr. Auth. Rev. (Swr. Sys. Proj.) Series G, 5% 7/1/12 (FGIC Insured)	2,700	2,729
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	590
7.8% 5/1/15 (MBIA Insured)	435	596
7.8% 5/1/16 (MBIA Insured)	435	600
7.8% 5/1/17 (MBIA Insured)	435	606
7.8% 5/1/18 (MBIA Insured)	434	602
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,438
5.75% 8/1/30	9,445	10,081
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,141
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,799
5% 9/1/16 (FGIC Insured)	1,680	1,772
5% 9/1/17 (FGIC Insured)	1,000	1,052
6% 2/1/04 (FGIC Insured)	1,100	1,153
6% 2/1/05 (FGIC Insured)	1,000	1,089
6% 2/1/06 (FGIC Insured)	1,030	1,155
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (d)	1,055	1,116
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,234
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	$ 11,180	$ 12,463
5% 4/1/06 (FSA Insured)	6,605	7,212
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (d)	8,000	9,026
Series R, 5.4% 7/1/10 (Escrowed to Maturity) (d)	2,960	3,349
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (d)	3,000	3,106
Series A, 6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (d)	5,000	5,910
Series B:
4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (d)	3,000	3,111
5.125% 7/1/24 (AMBAC Insured) (Escrowed to Maturity) (d)	5,080	5,228
Series D:
5.125% 7/1/17 (MBIA Insured) (Escrowed to Maturity) (d)	2,580	2,685
5.125% 7/1/17 (MBIA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	2,100	2,340
Series E, 5.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (d)	3,705	4,161
Metro. Trans. Auth. Dedicated Tax Fund Series A:
4.75% 4/1/28 (FGIC Insured) (Pre-Refunded to 10/1/15 @ 100) (d)	5,445	5,870
5% 4/1/23 (FGIC Insured) (Pre-Refunded to 10/1/15 @ 100) (d)	6,335	6,986
5% 4/1/29 (FSA Insured) (Pre-Refunded to 10/1/14 @ 100) (d)	10,000	11,052
5.25% 11/15/24 (FSA Insured)	30,000	31,075
5.25% 4/1/26 (MBIA Insured) (Pre-Refunded to 10/1/10 @ 100) (d)	2,780	3,160
Metro. Trans. Auth. Rev. Series A:
5% 11/15/30 (FSA Insured)	42,500	42,634
5.5% 11/15/16 (AMBAC Insured)	1,000	1,107
5.5% 11/15/17 (AMBAC Insured)	1,000	1,103
5.5% 11/15/18 (AMBAC Insured)	1,000	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.):
Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	$ 5,400	$ 6,195
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,449
(Trans. Facilities Proj.):
Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,830	2,100
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	9,500	7,283
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,091
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,385
5.375% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,417
5.375% 7/1/21 (MBIA Insured) (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,417
Series R:
5.3% 7/1/09 (Escrowed to Maturity) (d)	4,000	4,517
5.4% 7/1/10 (Escrowed to Maturity) (d)	3,000	3,371
Series A:
4.75% 7/1/21 (MBIA Insured) (Escrowed to Maturity) (d)	2,000	2,015
6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (d)	2,000	2,364
Series B, 4.75% 7/1/26 (FGIC Insured) (Escrowed to Maturity) (d)	6,700	6,691
Series B1, 5% 7/1/18 (AMBAC Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	2,970	3,282
Series C:
4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	1,255	1,363
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	765	853
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (d)	1,735	1,943
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	1,030	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (d)	$ 1,345	$ 1,506
Series N:
0% 7/1/11 (FGIC Insured) (Escrowed to Maturity) (d)	5,980	4,322
0% 7/1/13 (FGIC Insured) (Escrowed to Maturity) (d)	4,000	2,580
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	660	670
6% 6/1/04	540	573
6% 6/1/05	770	848
6.5% 6/1/04	65	69
6.5% 6/1/05	115	128
6.5% 6/1/06	120	138
6.5% 6/1/07 (AMBAC Insured)	50	59
7% 6/1/03 (FGIC Insured)	410	418
7% 6/1/03 (FGIC Insured) (Escrowed to Maturity) (d)	590	601
7% 6/1/04 (FGIC Insured)	875	940
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,047
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,338
5.625% 5/15/24 (MBIA Insured)	2,645	2,828
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	1,000	1,104
Series 1996 G, 6% 7/1/07	2,250	2,587
Series 1999 O, 5.25% 7/1/07	1,780	1,997
Series G, 6% 7/1/06	4,000	4,528
Series H, 6.25% 7/1/07	1,195	1,392
Series L:
6% 7/1/05	3,500	3,864
6% 7/1/07	5,250	6,036
Series P, 5% 7/1/08	10,850	12,014
Nassau County Gen. Oblig.:
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	2,410	2,684
Series A:
6% 7/1/09 (FGIC Insured)	5,620	6,518
6.5% 5/1/07 (FGIC Insured)	4,000	4,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Gen. Oblig.: - continued
Series E, 5.3% 7/1/07 (MBIA Insured)	$ 350	$ 391
Series P, 6.3% 11/1/03 (FGIC Insured)	1,000	1,038
Series R, 5.125% 11/1/05 (FGIC Insured)	2,065	2,257
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,942
Series U:
5.125% 11/1/04 (AMBAC Insured)	1,505	1,604
5.25% 11/1/11 (AMBAC Insured)	1,500	1,645
5.25% 11/1/15 (AMBAC Insured)	2,150	2,296
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	205	207
Series 2001 B, 5.875% 11/1/11	1,390	1,405
Series 2001 C, 5.625% 11/1/10	915	916
Series 2001 D, 5.625% 11/1/10	1,225	1,231
Nassau County Interim Fin. Auth. Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	7,845	8,970
5.75% 11/15/12 (MBIA Insured)	7,710	8,710
New York City Gen. Oblig.:
Series A, 6.25% 8/1/08	1,000	1,116
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,236
5.875% 8/15/13	3,870	4,127
6.2% 8/15/06	2,195	2,404
6.5% 8/15/11	1,000	1,140
7.5% 2/1/03	880	880
7.5% 2/1/07	335	340
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,852
6% 2/1/22	3,410	3,598
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (d)	90	104
6.4% 8/1/03	6,000	6,115
Series D:
5.25% 8/1/13	2,500	2,590
5.25% 8/1/21 (MBIA Insured)	5,000	5,142
5.375% 8/1/17	2,500	2,540
5.75% 2/15/08	355	376
5.75% 2/15/08 (Pre-Refunded to 2/15/05 @ 101) (d)	645	708
Series E:
6% 8/1/26	3,455	3,634
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	$ 295	$ 342
6.5% 2/15/06	1,000	1,109
Series F:
5.75% 2/1/15	2,500	2,618
6% 8/1/16	7,750	8,301
Series G:
6% 10/15/26	4,965	5,212
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (d)	50	59
Series H:
5.5% 8/1/12	9,000	9,488
6% 8/1/17	1,000	1,067
Series I:
5.875% 3/15/12	10,000	10,642
6.125% 4/15/11	8,495	9,277
6.25% 4/15/07 (MBIA Insured)	8,005	9,176
Series J:
5.875% 2/15/19	3,370	3,537
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	630	715
6.125% 8/1/12	1,000	1,094
Series L, 5.75% 8/1/12	3,700	3,926
Series M, 8% 6/1/05 (AMBAC Insured)	6,580	7,556
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,844
5.5% 2/15/17 (FSA Insured)	3,000	3,261
5.5% 2/15/18 (FSA Insured)	2,500	2,706
5.5% 2/15/19 (FSA Insured)	1,250	1,345
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001:
5% 7/1/41 (AMBAC Insured)	10,000	9,994
5.375% 7/1/15 (AMBAC Insured)	1,090	1,184
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,273
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,470	2,666
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (c)	1,500	1,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.): - continued
6% 1/1/08 (c)	$ 500	$ 518
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	1,000	1,096
5.875% 6/15/26	18,085	20,375
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,819
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,899
Series A:
5% 6/15/32	5,000	4,963
5.25% 6/15/33 (FGIC Insured)	1,280	1,312
5.375% 6/15/15 (FGIC Insured)	7,000	7,685
6% 6/15/28	15,000	16,818
Series B:
5.375% 6/15/07 (AMBAC Insured)	60	64
5.375% 6/15/07 (AMBAC Insured) (Escrowed to Maturity) (d)	145	155
5.75% 6/15/26 (MBIA Insured)	5,025	5,435
5.75% 6/15/29 (MBIA Insured)	5,965	6,471
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (d)	295	315
5.5% 6/15/33	14,215	14,915
New York City Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (d)	2,700	3,236
Series A:
5.125% 8/15/21	8,140	8,372
5.5% 11/15/17 (FGIC Insured)	6,725	7,411
5.5% 11/15/20 (FGIC Insured)	9,000	9,738
5.75% 8/15/18 (Pre-Refunded to 8/15/09 @ 101) (d)	2,000	2,357
Series B:
4.75% 11/15/23	6,150	6,022
5.125% 11/1/14	1,000	1,064
5.5% 2/1/08	2,435	2,740
5.5% 2/1/08 (Escrowed to Maturity) (d)	565	646
Series C, 5.5% 11/1/29 (Pre-Refunded to 5/1/10 @ 101) (d)	16,140	18,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	$ 4,850	$ 5,192
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,395
New York Local Govt. Assistance Corp.:
Series C, 5.5% 4/1/22	6,375	6,413
Series D, 5.375% 4/1/14	4,000	4,180
Series E, 5.25% 4/1/16	8,600	9,458
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	3,150	3,278
New York State Dorm. Auth. Rev.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,798
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	692
6% 7/1/09 (AMBAC Insured)	370	430
6% 7/1/10 (AMBAC Insured)	250	290
(City Univ. Sys. Consolidation Fourth Gen. Proj.) Series A, 5.25% 7/1/30 (FGIC Insured)	10,100	10,367
(City Univ. Sys. Consolidation Proj.):
Series A:
5.5% 7/1/05	1,000	1,087
5.75% 7/1/07	500	561
Series D, 7% 7/1/09	6,000	6,905
(City Univ. Sys. Proj.):
Series C, 7.5% 7/1/10	4,000	4,823
Series U, 6.25% 7/1/03	525	536
(City Univ. Sys. Third Gen. Resolution Proj.) Series 2, 5.5% 7/1/16 (AMBAC Insured)	2,500	2,710
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,250
6% 7/1/21 (MBIA Insured)	2,500	2,938
(Columbia Univ. Proj.) Series 2001 A:
4.5% 7/1/06	1,000	1,086
5% 7/1/07	1,105	1,229
5% 7/1/08	870	968
5.25% 7/1/13	1,000	1,106
5.25% 7/1/15	2,000	2,183
(FIT Student Hsg. Proj.):
5.75% 7/1/04 (AMBAC Insured)	1,680	1,786
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Rev.: - continued
5.75% 7/1/05 (AMBAC Insured)	$ 1,650	$ 1,814
5.75% 7/1/06 (AMBAC Insured)	1,500	1,687
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,099
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,201
(Long Island Jewish Med. Ctr. Proj.) 5% 7/1/08 (MBIA Insured)	2,000	2,203
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,665
(Mental Health Svcs. Facilities Impt. Proj.) Series A, 5.75% 8/15/11	3,000	3,276
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	2,550	2,817
(Montefiore Med. Ctr. Proj.) Series 2000, 5.85% 8/1/40	9,500	10,115
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,440	1,501
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,500	4,987
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	823
5.5% 7/1/19 (AMBAC Insured)	1,705	1,842
5.5% 7/1/20 (AMBAC Insured)	860	922
Series A:
5.5% 7/1/10 (AMBAC Insured)	7,650	8,668
5.75% 7/1/15 (MBIA Insured)	2,295	2,636
5.75% 7/1/27 (MBIA Insured)	5,000	5,711
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,685
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	500	547
5% 7/1/07 (FSA Insured)	1,290	1,427
5% 7/1/09 (FSA Insured)	1,700	1,871
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,081
(Rockefeller Univ. Proj.) Series 2002 A1, 5% 7/1/32	7,000	7,048
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Rev.: - continued
(State Univ. Edl. Facilities Proj.):
Series A, 6.5% 5/15/06	$ 3,400	$ 3,868
Series B, 7.5% 5/15/11	2,365	2,884
5.5% 5/15/09	3,000	3,345
5.95% 5/15/29 (FGIC Insured) (Pre-Refunded to 5/15/10 @ 101) (d)	2,750	3,265
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,844
5.2% 2/15/13 (MBIA Insured)	6,585	7,036
(Yeshiva Univ. Proj.):
Series 2001:
4% 7/1/04 (AMBAC Insured)	200	208
5.375% 7/1/12 (AMBAC Insured)	1,000	1,114
5.375% 7/1/13 (AMBAC Insured)	800	882
5.375% 7/1/14 (AMBAC Insured)	1,130	1,236
5.375% 7/1/17 (AMBAC Insured)	370	399
5.375% 7/1/16 (AMBAC Insured)	670	726
Series 1990 B, 7.5% 5/15/11 (d)	1,135	1,433
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	25,000	28,123
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,139
6% 10/1/29 (MBIA Insured)	5,600	6,334
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,500	8,264
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,621
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	1,500	1,647
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,675
Series 2003 A, 5.375% 3/15/22	2,000	2,094
Series B:
5.25%, tender 5/15/12 (b)	8,500	9,189
6%, tender 11/15/29	11,000	12,450
5.8% 8/1/30	3,000	3,195
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,203
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series C, 5% 6/15/19	$ 4,000	$ 4,144
Series D, 5% 6/15/20	20,150	20,824
Series J:
5% 6/15/18	5,395	5,668
5% 6/15/19	5,565	5,812
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,837
5.25% 11/15/16	3,770	4,092
Series I:
5.25% 9/15/15	2,085	2,276
5.25% 9/15/17	2,395	2,585
Series C, 5.25% 6/15/16	3,500	3,763
Series F:
4.875% 6/15/18	1,735	1,787
4.875% 6/15/18 (Escrowed to Maturity) (d)	1,265	1,317
4.875% 6/15/20	2,175	2,217
4.875% 6/15/20 (Escrowed to Maturity) (d)	1,380	1,423
5% 6/15/15	1,295	1,357
5% 6/15/15 (Escrowed to Maturity) (d)	1,705	1,827
5.25% 6/15/13	1,575	1,686
5.25% 6/15/13 (Escrowed to Maturity) (d)	2,405	2,637
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	2,200	2,319
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,923
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	2,000	2,330
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (d)	1,595	1,859
7% 6/15/12	190	193
Series B, 5.25% 6/15/14 (Pre-Refunded to 6/15/05 @ 101) (d)	3,180	3,502
Series D:
5% 6/15/11 (Escrowed to Maturity) (d)	3,645	3,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
5% 6/15/12 (Escrowed to Maturity) (d)	$ 2,000	$ 2,146
5.125% 6/15/19 (Escrowed to Maturity) (d)	5,000	5,196
Series E:
6.25% 6/15/05	1,200	1,295
6.5% 6/15/14	130	132
5.75% 6/15/11	3,405	3,946
(Pooled Ln. Prog.):
Series B, 5.2% 5/15/14	1,115	1,229
Series C, 5.85% 7/15/15	3,060	3,422
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,229
Series D:
6.3% 5/15/05	365	403
6.3% 5/15/05 (Pre-Refunded to 11/15/04 @ 102) (d)	780	866
6.3% 11/15/05	105	116
6.3% 11/15/05 (Pre-Refunded to 11/15/04 @ 102) (d)	1,150	1,276
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,196
(Mental Health Svcs. Facilities Proj.) Series D, 7.4% 2/15/18	90	91
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,143
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,072
Series 69, 4.7% 4/1/24 (c)	4,235	4,254
5.5% 4/1/19 (AMBAC Insured) (c)	3,880	4,077
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,360	25,878
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	287
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,090
Series E, 5.25% 1/1/12	5,410	5,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	$ 5,175	$ 5,469
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,420
5.375% 4/1/17 (AMBAC Insured)	5,000	5,420
5.375% 4/1/18 (AMBAC Insured)	5,310	5,723
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,393
5.75% 4/1/15 (FGIC Insured)	4,000	4,523
Series C, 5.5% 4/1/13 (MBIA Insured)	5,000	5,592
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	5,000	5,430
5.5% 3/15/19	5,460	5,895
5.5% 3/15/20	3,500	3,757
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	7,700	8,487
5.5% 4/1/15	6,200	6,780
5.5% 4/1/16	12,000	13,065
6% 4/1/11	1,605	1,808
6% 4/1/11 (Pre-Refunded to 4/1/07 @ 102) (d)	2,395	2,808
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series 5, 5.9% 1/1/08 (Pre-Refunded to 1/1/05 @ 102) (d)	1,455	1,609
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (d)	6,340	7,124
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	17
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,615
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,263
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/24 (c)	3,000	3,112
Niagara Falls Gen. Oblig.:
(Pub. Impt. Proj.):
7.5% 3/1/08 (MBIA Insured)	995	1,218
7.5% 3/1/10 (MBIA Insured)	1,155	1,448
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls Gen. Oblig.: - continued
7.5% 3/1/11 (MBIA Insured)	$ 1,245	$ 1,577
7.5% 3/1/16 (MBIA Insured)	1,060	1,403
7.5% 3/1/17 (MBIA Insured)	1,200	1,608
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (c)	1,000	1,103
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	565
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	1,500	1,662
Rockland County Gen. Oblig. 6% 8/15/05 (AMBAC Insured)	1,475	1,638
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,125
Suffolk County Gen. Oblig. Series A, 6% 8/1/05 (AMBAC Insured)	3,380	3,748
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,376
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,191
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,615
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	9,870	11,639
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (d)	3,000	3,427
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (d)	9,500	10,249
6% 1/1/11 (Escrowed to Maturity) (d)	500	588
Series B:
5% 1/1/14 (Escrowed to Maturity) (d)	4,290	4,718
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (d)	9,870	11,056
5.2% 1/1/27 (FGIC Insured) (Pre-Refunded to 7/1/22 @ 100) (d)	3,000	3,218
5.2% 1/1/27 (MBIA Insured) (Pre-Refunded to 7/1/22 @ 100) (d)	2,000	2,145
5.3% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	75	85
5.5% 1/1/30 (Pre-Refunded to 7/1/22 @ 100) (d)	2,015	2,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 1,000	$ 1,177
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	15,425	17,593
6% 1/1/12 (Escrowed to Maturity) (d)	19,250	22,570
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured) (Escrowed to Maturity) (d)	2,200	2,357
5.125% 1/1/11 (MBIA Insured) (Escrowed to Maturity) (d)	3,000	3,311
5.125% 1/1/12 (MBIA Insured) (Escrowed to Maturity) (d)	1,000	1,097
5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (d)	3,000	3,306
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,097
Yonkers Gen. Oblig.:
Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,550
5% 12/15/12 (AMBAC Insured)	1,245	1,362
Series A:
6% 8/1/04 (FGIC Insured)	1,020	1,090
6% 8/1/05 (FGIC Insured)	1,080	1,195
		1,394,580
New York & New Jersey - 4.7%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	2,000	2,096
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (c)	1,530	1,728
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	16,821
5.75% 10/15/12 (MBIA Insured) (c)	15,530	17,299
124th Series, 5% 8/1/08 (c)	9,875	10,730
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,100
128th Series:
5% 11/1/18 (FSA Insured)	6,145	6,502
5% 11/1/19 (FSA Insured)	3,600	3,788
99th Series, 7% 11/1/04 (FGIC Insured) (c)	5,040	5,524
		70,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (a)	$ 14,180	$ 15,764
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	2,210	2,226
		17,990
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,394,187)		1,483,158
NET OTHER ASSETS - 1.1%		16,156
NET ASSETS - 100%		$ 1,499,314
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.0%
Escrowed/Pre-Refunded	19.2
Special Tax	12.9
Water & Sewer	12.0
Transportation	8.4
Education	6.9
Electric Utilities	5.6
Others* (individually less than 5%)	9.0
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $434,977,000 and $318,099,000, respectively.
Income Tax Information
The fund hereby designates approximately $20,924,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003

Assets
Investment in securities, at value (cost $1,394,187) - See accompanying schedule		$ 1,483,158
Cash		9,233
Receivable for investments sold Regular delivery		1,979
Delayed delivery		13,058
Receivable for fund shares sold		1,497
Interest receivable		17,494
Other receivables		7
Total assets		1,526,426

Liabilities
Payable for investments purchased Regular delivery	$ 7,461
Delayed delivery	15,629
Payable for fund shares redeemed	2,077
Distributions payable	1,293
Accrued management fee	474
Distribution fees payable	9
Other payables and accrued expenses	169
Total liabilities		27,112

Net Assets		$ 1,499,314
Net Assets consist of:
Paid in capital		$ 1,403,159
Undistributed net investment income		1,153
Accumulated undistributed net realized gain (loss) on investments		6,031
Net unrealized appreciation (depreciation) on investments		88,971
Net Assets		$ 1,499,314

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amount)	January 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,962.417 ÷ 223.776 shares)	$ 13.24

Maximum offering price per share (100/95.25 of $13.24)	$ 13.90
Class T: Net Asset Value and redemption price per share ($1,227.953 ÷ 92.743 shares)	$ 13.24

Maximum offering price per share (100/96.50 of $13.24)	$ 13.72
Class B: Net Asset Value and offering price per share ($5,463.475 ÷ 412.684 shares) A	$ 13.24

Class C: Net Asset Value and offering price per share ($6,120.461 ÷ 462.243 shares) A	$ 13.24

Spartan New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,483,436.492 ÷ 112,008.231 shares)	$ 13.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($103.682 ÷ 7.830 shares)	$ 13.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended January 31, 2003

Investment Income
Interest		$ 69,342
Expenses
Management fee	$ 5,461
Transfer agent fees	1,034
Distribution fees	32
Accounting fees and expenses	334
Non-interested trustees' compensation	5
Custodian fees and expenses	22
Registration fees	113
Audit	39
Legal	16
Miscellaneous	45
Total expenses before reductions	7,101
Expense reductions	(335)	6,766
Net investment income (loss)		62,576
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	27,576
Swap agreements	(8)
Total net realized gain (loss)		27,568
Change in net unrealized appreciation (depreciation) on investment securities		25,814
Net gain (loss)		53,382
Net increase (decrease) in net assets resulting from operations		$ 115,958

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2003	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,576	$ 59,375
Net realized gain (loss)	27,568	6,287
Change in net unrealized appreciation (depreciation)	25,814	4,774
Net increase (decrease) in net assets resulting from operations	115,958	70,436
Distributions to shareholders from net investment income	(62,168)	(59,075)
Distributions to shareholders from net realized gain	(19,025)	-
Total distributions	(81,193)	(59,075)
Share transactions - net increase (decrease)	132,250	123,175
Redemption fees	45	27
Total increase (decrease) in net assets	167,060	134,563

Net Assets
Beginning of period	1,332,254	1,197,691
End of period (including undistributed net investment income of $1,153 and undistributed net investment income of $745, respectively)	$ 1,499,314	$ 1,332,254

Annual Report

See accompanying notes which are an integral part of the financial statements.

AFinancial Highlights - Class A

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.277
Net realized and unrealized gain (loss)	.194
Total from investment operations	.471
Distributions from net investment income	(.271)
Distributions from net realized gain	(.170)
Total distributions	(.441)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A
Expenses net of voluntary waivers, if any	.66% A
Expenses net of all reductions	.66% A
Net investment income (loss)	4.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,962
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.266
Net realized and unrealized gain (loss)	.197
Total from investment operations	.463
Distributions from net investment income	(.263)
Distributions from net realized gain	(.170)
Total distributions	(.433)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A
Expenses net of voluntary waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,228
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	.193
Total from investment operations	.419
Distributions from net investment income	(.219)
Distributions from net realized gain	(.170)
Total distributions	(.389)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41% A
Expenses net of voluntary waivers, if any	1.41% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,463
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.219
Net realized and unrealized gain (loss)	.191
Total from investment operations	.410
Distributions from net investment income	(.210)
Distributions from net realized gain	(.170)
Total distributions	(.380)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A
Expenses net of voluntary waivers, if any	1.51% A
Expenses net of all reductions	1.51% A
Net investment income (loss)	3.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,120
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan New York Municipal Income

Years ended January 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 12.78	$ 11.74	$ 12.99	$ 12.94
Income from Investment Operations
Net investment income (loss)	.574 B	.584 B, D	.614 B	.590 B	.602
Net realized and unrealized gain (loss)	.506	.117 D	1.030	(1.230)	.205
Total from investment operations	1.080	.701	1.644	(.640)	.807
Distributions from net investment income	(.570)	(.581)	(.604)	(.589)	(.602)
Distributions from net realized gain	(.170)	-	-	(.006)	(.155)
Distributions in excess of net realized gain	-	-	-	(.015)	-
Total distributions	(.740)	(.581)	(.604)	(.610)	(.757)
Redemption fees added to paid in capital	- B	- B	-	-	-
Net asset value, end of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Total Return A	8.55%	5.60%	14.34%	(5.03) %	6.45%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.49%	.49%	.54%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.49%	.53%
Expenses net of all reductions	.47%	.44%	.42%	.49%	.53%
Net investment income (loss)	4.36%	4.54% D	4.96%	4.78%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,483,436	$ 1,332,254	$ 1,197,691	$ 1,007,447	$ 1,200,091
Portfolio turnover rate	22%	12%	23%	19%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended January 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.286
Net realized and unrealized gain (loss)	.195
Total from investment operations	.481
Distributions from net investment income	(.281)
Distributions from net realized gain	(.170)
Total distributions	(.451)
Redemption fees added to paid in capital D	-
Net asset value, end of period	$ 13.24
Total ReturnB, C	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A
Expenses net of voluntary waivers, if any	.53% A
Expenses net of all reductions	.53% A
Net investment income (loss)	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2003

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class Shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 91,449,465	|
Unrealized depreciation	(1,796,936)
Net unrealized appreciation (depreciation)	89,652,529
Undistributed ordinary income	5,433,763
Undistributed long-term capital gain	4,097,043
Total Distributable earnings	$ 99,183,335
Cost for federal income tax purposes	$ 1,393,505,037

The tax character of distributions paid was as follows:

	January 31, 2003	January 31, 2002
Ordinary Income	$ 62,167,598	$ 59,075,145
Long-term Capital Gains	19,024,540	-
Total	$ 81,192,138	$ 59,075,145

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Swaps. The fund may invest in swaps for the purpose of managing its exposure to interest rates, credit or market risk. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically on a net basis.

Interest rate swaps usually involve the exchange of fixed rate interest payments for floating rate interest payments. Gains or losses are realized only upon early termination of the swap agreement. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 1,531	$ 52
Class T	0%	.25%	829	126
Class B	.65%	.25%	14,234	10,340
Class C	.75%	.25%	15,735	15,646
			$ 32,329	$ 26,164

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 11,473	$ 8,467
Class T	1,765	1,759
Class B*	3,018	3,018
Class C*	2,971	2,971
	$ 19,227	$ 16,215

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 971	.09*
Class T	421	.13*
Class B	1,521	.10*
Class C	1,629	.10*
Spartan New York Municipal Income	1,029,681.07
Institutional Class	81	.11*
	$ 1,034,304

* Annualized

Citibank also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $61,385.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $22,241 and $55,341, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Spartan New York Municipal Income	$ 196,360

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2003	Year ended January 31, 2002
From net investment income
Class A	$ 41,291	$ -
Class T	13,057	-
Class B	51,877	-
Class C	49,354	-
Spartan New York Municipal Income	62,008,981	59,075,145
Institutional Class	3,038	-
Total	$ 62,167,598	$ 59,075,145
From net realized gain
Class A	$ 37,979	$ -
Class T	12,410	-
Class B	57,394	-
Class C	59,289	-
Spartan New York Municipal Income	18,856,163	-
Institutional Class	1,305	-
Total	$ 19,024,540	$ -

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	January 31, 2003 A	January 31, 2002	January 31, 2003 A	January 31, 2002
Class A
Shares sold	272,415	-	$ 3,649,038	$ -
Reinvestment of distributions	4,654	-	61,815	-
Shares redeemed	(53,293)	-	(708,156)	-
Net increase (decrease)	223,776	-	$ 3,002,697	$ -
Class T
Shares sold	91,985	-	$ 1,229,333	$ -
Reinvestment of distributions	1,336	-	17,736	-
Shares redeemed	(578)	-	(7,660)	-
Net increase (decrease)	92,743	-	$ 1,239,409	$ -
Class B
Shares sold	429,057	-	$ 5,748,196	$ -
Reinvestment of distributions	5,965	-	79,147	-
Shares redeemed	(22,338)	-	(297,028)	-
Net increase (decrease)	412,684	-	$ 5,530,315	$ -
Class C
Shares sold	493,422	-	$ 6,606,236	$ -
Reinvestment of distributions	4,353	-	57,763	-
Shares redeemed	(35,532)	-	(470,300)	-
Net increase (decrease)	462,243	-	$ 6,193,699	$ -
Spartan New York Municipal Income
Shares sold	30,007,653	31,004,334	$ 395,192,356	$ 399,267,688
Reinvestment of distributions	4,696,216	3,502,720	61,959,856	45,043,535
Shares redeemed	(25,951,612)	(24,985,233)	(340,971,868)	(321,135,867)
Net increase (decrease)	8,752,257	9,521,821	$ 116,180,344	$ 123,175,356
Institutional Class
Shares sold	34,401	-	$ 464,607	$ -
Reinvestment of distributions	260	-	3,458	-
Shares redeemed	(26,831)	-	(364,612)	-
Net increase (decrease)	7,830	-	$ 103,453	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to January 31, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Spartan New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Spartan New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the portfolio of investments, as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund as of January 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 7, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 272 funds advised by FMR or an affiliate. Mr. McCoy oversees 274 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (60)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	03/10/03	03/07/03	$0.036

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 5.80% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ASNMI-ANN-0303-01 340313
1.783108.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on August 1, 2002. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL A	8.44%	32.37%	86.97%
Fidelity Adv NY Municipal Income - CL A (incl. 4.75% sales charge)	3.29%	26.08%	78.09%
LB New York 4 Plus Year Municipal Bond	8.00%	34.14%	n/a*
New York Municipal Debt Funds Average	6.29%	25.06%	74.54%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL A	8.44%	5.77%	6.46%
Fidelity Adv NY Municipal Income - CL A (incl. 4.75% sales charge)	3.29%	4.74%	5.94%
LB New York 4 Plus Year Municipal Bond	8.00%	6.05%	n/a*
New York Municipal Debt Funds Average	6.29%	4.57%	5.72%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class A on January 31, 1993, and the current 4.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

* Not available

Annual Report

Total Return Components

August 1, 2002 (commencement of sale of class shares) to January 31, 2003
Dividend returns	2.06%
Capital returns	1.53%
Total returns	3.59%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Life of Class
Dividends per share	4.63¢	27.13¢
Annualized dividend rate	4.12%	4.05%
30-day annualized yield	3.09%	-
30-day annualized tax-equivalent yield	5.31%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $13.23 over the past one month and $13.36 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.82% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Performance: The Bottom Line

Fidelity Advisor New York Municipal Income Fund - Class T

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on August 1, 2002. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL T	8.38%	32.29%	86.86%
Fidelity Adv NY Municipal Income - CL T (incl. 3.50% sales charge)	4.58%	27.66%	80.32%
LB New York 4 Plus Year Municipal Bond	8.00%	34.14%	n/a*
New York Municipal Debt Funds Average	6.29%	25.06%	74.54%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL T	8.38%	5.76%	6.45%
Fidelity Adv NY Municipal Income - CL T (incl. 3.50% sales charge)	4.58%	5.00%	6.07%
LB New York 4 Plus Year Municipal Bond	8.00%	6.05%	n/a*
New York Municipal Debt Funds Average	6.29%	4.57%	5.72%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class T on January 31, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class T
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of class shares) to January 31, 2003
Dividend returns	2.00%
Capital returns	1.53%
Total returns	3.53%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Life of Class
Dividends per share	4.48¢	26.32¢
Annualized dividend rate	3.99%	3.93%
30-day annualized yield	3.01%	-
30-day annualized tax-equivalent yield	5.17%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $13.23 over the past one month and $13.36 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.82% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on August 1, 2002. Class B shares bear a 0.90% 12b-1 fee that is reflected in returns after August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL B	8.05%	31.88%	86.28%
Fidelity Adv NY Municipal Income - CL B (incl. contingent deferred sales charge)	3.05%	29.88%	86.28%
LB New York 4 Plus Year Municipal Bond	8.00%	34.14%	n/a*
New York Municipal Debt Funds Average	6.29%	25.06%	74.54%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL B	8.05%	5.69%	6.42%
Fidelity Adv NY Municipal Income - CL B (incl. contingent deferred sales charge)	3.05%	5.37%	6.42%
LB New York 4 Plus Year Municipal Bond	8.00%	6.05%	n/a*
New York Municipal Debt Funds Average	6.29%	4.57%	5.72%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class B on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class B
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of class shares) to January 31, 2003
Dividend returns	1.66%
Capital returns	1.53%
Total returns	3.19%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Life of Class
Dividends per share	3.81¢	21.90¢
Annualized dividend rate	3.39%	3.27%
30-day annualized yield	2.49%	-
30-day annualized tax-equivalent yield	4.28%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $13.23 over the past one month and $13.36 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.82% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on August 1, 2002. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL C	7.95%	31.76%	86.12%
Fidelity Adv NY Municipal Income - CL C (incl. contingent deferred sales charge)	6.95%	31.76%	86.12%
LB New York 4 Plus Year Municipal Bond	8.00%	34.14%	n/a*
New York Municipal Debt Funds Average	6.29%	25.06%	74.54%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv NY Municipal Income - CL C	7.95%	5.67%	6.41%
Fidelity Adv NY Municipal Income - CL C (incl. contingent deferred sales charge)	6.95%	5.67%	6.41%
LB New York 4 Plus Year Municipal Bond	8.00%	6.05%	n/a*
New York Municipal Debt Funds Average	6.29%	4.57%	5.72%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class C on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor New York Municipal Income Fund - Class C
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of class shares) to January 31, 2003
Dividend returns	1.59%
Capital returns	1.53%
Total returns	3.12%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended January 31, 2003	Past 1 month	Life of Class
Dividends per share	3.69¢	21.02¢
Annualized dividend rate	3.28%	3.14%
30-day annualized yield	2.37%	-
30-day annualized tax-equivalent yield	4.07%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $13.23 over the past one month and $13.36 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.82% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market encountered a number of obstacles during the past year, surmounting most, but still wrestling with others as the period drew to a close. Overall, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 7.46% for the 12 months ending January 31, 2003. For most of the year, low interest rates, falling stock markets, geopolitical tensions and a shaky economy drove strong demand for munis, which easily met 2002's record amount of new issuance. While sporadic flights to quality in Treasuries and a stock market rally in late 2002 tempered performance on occasion, muni bonds' tax benefits and high yields were still very much sought after. However, developments early in 2003 clouded their near-term outlook. With many state and local governments issuing new debt to counter budget shortfalls - and with another potential rush to Treasuries as the threat of war with Iraq escalated - some questioned whether muni demand would continue to meet the large supply. As a result, the Lehman Brothers index backed off 0.25% in the first month of the new year.

(Portfolio Manager photograph)
An interview with Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

Q. How did the fund perform, Mark?

A. Quite well. For the 12-month period ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 8.44%, 8.38%, 8.05% and 7.95%, respectively. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned 6.29% according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 8.00%.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund outpace its Lipper peer average?

A. There were a number of factors that aided our relative performance. The first was our relatively large stake in bonds that were prerefunded during the year. Some issuers restructured their debt by retiring old bonds and backing them with U.S. Treasury securities. This process of prerefunding often gave the bonds a price boost in part because their Treasury backing improved their perceived credit quality. Our ongoing focus on investment-grade bonds rated BBB or higher also was a plus. Bonds with below-investment-grade ratings generally suffered significant price declines during the year, chiefly because investors weren't willing to take on a lot of credit risk given uncertain economic and geopolitical conditions. Another positive contributor to the fund's performance was our relatively light stake in or outright avoidance of uninsured bonds in the sectors of the muni market that fared the worst.

Q. Which sectors of the muni market did you favor, and which did you avoid?

A. Some of the muni bond sectors we favored included essential services such as water, sewer and gas utilities. These bonds are backed by streams of revenue that tend to be less sensitive to a slowing economy. Among bonds issued by New York City - one of the largest issuers in the New York municipal market - we underweighted general obligation bonds (GOs) and favored special tax bonds.

Q. What was behind your decision to favor one sector over the other?

A. We underweighted New York City GOs in part because of the City's revenue shortfall caused by dwindling income and capital gain taxes. Instead, we had an overweighted position - relative to the New York muni market overall - in special tax bonds issued by the city because they carry strong backing from pledges of taxes and generally had higher ratings than comparable GOs. We took a similar approach with bonds issued by the state, underweighting GOs and overweighting special tax bonds. We also avoided uninsured bonds tied to the airline industry, which remained in a significant slump during 2002.

Q. What were the year's disappointments?

A. The fund's underweighted position in par bonds - which are bonds that sell at face value - modestly detracted from performance. Par bonds tend to be heavily favored by individual investors who like the simple structure of these bonds. Despite their periodic strong performance, we maintained only a small weighting in par bonds because they can be hurt by unfavorable tax treatment in certain interest rate environments.

Q. What's your outlook for the New York municipal bond market?

A. The supply of New York municipals is expected to remain high in 2003, as New York issuers struggle to compensate for rising expenses and declining revenues. Meanwhile, demand is likely to be a reflection of the stock market's strength. If investors return to stocks, I would expect that most bond prices would be negatively affected by weaker demand. Ultimately, interest rates will be the real key to municipal bond performance. But since we don't forecast interest rates as a means of managing the fund, I plan to maintain a bias toward research-driven strategies that help me identify attractively priced bonds with good fundamentals that should outperform no matter what the interest rate backdrop.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and New York State and City income taxes

Start date: July 10, 1984

Size: as of January 31, 2003, more than $1.4 billion

Manager: Mark Sommer, since 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Mark Sommer on opportunities in the New York municipal market:

"Despite the fiscal challenges of the state and New York City - and that the two represent the largest muni bond issuers in the New York muni market - we're still finding plenty of ways to insulate the fund from the problems associated with the two entities. For example, we've favored insured bonds issued by the city and state because their income and principal - although not their prices - are backed by highly rated insurers. Another option we've favored amid these difficult economic conditions is special tax bonds. They provide a combination of relatively high credit quality, good debt service coverage and strong backing from personal income and sales taxes. Bonds backed by less economically sensitive fee revenues are another alternative we currently like. It's also important to note that the New York muni market is made up of thousands of other individual issuers that, with the proper amount of research and analysis, can provide good risk-adjusted total return potential."

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.0	26.0
Escrowed/Pre-Refunded	19.2	10.3
Special Tax	12.9	13.8
Water & Sewer	12.0	11.2
Transportation	8.4	17.1
Average Years to Maturity as of January 31, 2003
		6 months ago
Years	14.7	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2003
6 months ago
Years	7.3	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2003	As of July 31, 2002
AAA 55.1%	AAA 52.1%
AA, A 37.0%	AA, A 44.6%
BBB 3.1%	BBB 3.7%
Not Rated 3.7%	Not Rated 0.3%
Short-term Investments and Net Other Assets 1.1%	Short-term Investments and Net Other Assets* (0.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
*Short-Term Investments and Net Other Assets are not included in the pie chart.

Investments January 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.0%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,380
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	552
5% 7/1/10 (AMBAC Insured)	600	660
5% 7/1/11 (AMBAC Insured)	500	547
5.5% 7/1/21 (AMBAC Insured)	2,300	2,477
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	1,010	1,127
5% 12/1/08 (FGIC Insured)	1,030	1,146
5% 12/1/09 (FGIC Insured)	1,840	2,039
5% 12/1/10 (FGIC Insured)	1,840	2,024
5% 12/1/11 (FGIC Insured)	1,820	1,989
Buffalo Swr. Auth. Rev. (Swr. Sys. Proj.) Series G, 5% 7/1/12 (FGIC Insured)	2,700	2,729
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	590
7.8% 5/1/15 (MBIA Insured)	435	596
7.8% 5/1/16 (MBIA Insured)	435	600
7.8% 5/1/17 (MBIA Insured)	435	606
7.8% 5/1/18 (MBIA Insured)	434	602
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,438
5.75% 8/1/30	9,445	10,081
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,141
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,799
5% 9/1/16 (FGIC Insured)	1,680	1,772
5% 9/1/17 (FGIC Insured)	1,000	1,052
6% 2/1/04 (FGIC Insured)	1,100	1,153
6% 2/1/05 (FGIC Insured)	1,000	1,089
6% 2/1/06 (FGIC Insured)	1,030	1,155
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (d)	1,055	1,116
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,234
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	$ 11,180	$ 12,463
5% 4/1/06 (FSA Insured)	6,605	7,212
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (d)	8,000	9,026
Series R, 5.4% 7/1/10 (Escrowed to Maturity) (d)	2,960	3,349
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (d)	3,000	3,106
Series A, 6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (d)	5,000	5,910
Series B:
4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (d)	3,000	3,111
5.125% 7/1/24 (AMBAC Insured) (Escrowed to Maturity) (d)	5,080	5,228
Series D:
5.125% 7/1/17 (MBIA Insured) (Escrowed to Maturity) (d)	2,580	2,685
5.125% 7/1/17 (MBIA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	2,100	2,340
Series E, 5.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (d)	3,705	4,161
Metro. Trans. Auth. Dedicated Tax Fund Series A:
4.75% 4/1/28 (FGIC Insured) (Pre-Refunded to 10/1/15 @ 100) (d)	5,445	5,870
5% 4/1/23 (FGIC Insured) (Pre-Refunded to 10/1/15 @ 100) (d)	6,335	6,986
5% 4/1/29 (FSA Insured) (Pre-Refunded to 10/1/14 @ 100) (d)	10,000	11,052
5.25% 11/15/24 (FSA Insured)	30,000	31,075
5.25% 4/1/26 (MBIA Insured) (Pre-Refunded to 10/1/10 @ 100) (d)	2,780	3,160
Metro. Trans. Auth. Rev. Series A:
5% 11/15/30 (FSA Insured)	42,500	42,634
5.5% 11/15/16 (AMBAC Insured)	1,000	1,107
5.5% 11/15/17 (AMBAC Insured)	1,000	1,103
5.5% 11/15/18 (AMBAC Insured)	1,000	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.):
Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	$ 5,400	$ 6,195
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,449
(Trans. Facilities Proj.):
Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,830	2,100
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	9,500	7,283
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,091
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,385
5.375% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,417
5.375% 7/1/21 (MBIA Insured) (Pre-Refunded to 7/1/13 @ 100) (d)	3,000	3,417
Series R:
5.3% 7/1/09 (Escrowed to Maturity) (d)	4,000	4,517
5.4% 7/1/10 (Escrowed to Maturity) (d)	3,000	3,371
Series A:
4.75% 7/1/21 (MBIA Insured) (Escrowed to Maturity) (d)	2,000	2,015
6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (d)	2,000	2,364
Series B, 4.75% 7/1/26 (FGIC Insured) (Escrowed to Maturity) (d)	6,700	6,691
Series B1, 5% 7/1/18 (AMBAC Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	2,970	3,282
Series C:
4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	1,255	1,363
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	765	853
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (d)	1,735	1,943
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (d)	1,030	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (d)	$ 1,345	$ 1,506
Series N:
0% 7/1/11 (FGIC Insured) (Escrowed to Maturity) (d)	5,980	4,322
0% 7/1/13 (FGIC Insured) (Escrowed to Maturity) (d)	4,000	2,580
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	660	670
6% 6/1/04	540	573
6% 6/1/05	770	848
6.5% 6/1/04	65	69
6.5% 6/1/05	115	128
6.5% 6/1/06	120	138
6.5% 6/1/07 (AMBAC Insured)	50	59
7% 6/1/03 (FGIC Insured)	410	418
7% 6/1/03 (FGIC Insured) (Escrowed to Maturity) (d)	590	601
7% 6/1/04 (FGIC Insured)	875	940
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,047
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,338
5.625% 5/15/24 (MBIA Insured)	2,645	2,828
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	1,000	1,104
Series 1996 G, 6% 7/1/07	2,250	2,587
Series 1999 O, 5.25% 7/1/07	1,780	1,997
Series G, 6% 7/1/06	4,000	4,528
Series H, 6.25% 7/1/07	1,195	1,392
Series L:
6% 7/1/05	3,500	3,864
6% 7/1/07	5,250	6,036
Series P, 5% 7/1/08	10,850	12,014
Nassau County Gen. Oblig.:
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	2,410	2,684
Series A:
6% 7/1/09 (FGIC Insured)	5,620	6,518
6.5% 5/1/07 (FGIC Insured)	4,000	4,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Gen. Oblig.: - continued
Series E, 5.3% 7/1/07 (MBIA Insured)	$ 350	$ 391
Series P, 6.3% 11/1/03 (FGIC Insured)	1,000	1,038
Series R, 5.125% 11/1/05 (FGIC Insured)	2,065	2,257
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,942
Series U:
5.125% 11/1/04 (AMBAC Insured)	1,505	1,604
5.25% 11/1/11 (AMBAC Insured)	1,500	1,645
5.25% 11/1/15 (AMBAC Insured)	2,150	2,296
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	205	207
Series 2001 B, 5.875% 11/1/11	1,390	1,405
Series 2001 C, 5.625% 11/1/10	915	916
Series 2001 D, 5.625% 11/1/10	1,225	1,231
Nassau County Interim Fin. Auth. Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	7,845	8,970
5.75% 11/15/12 (MBIA Insured)	7,710	8,710
New York City Gen. Oblig.:
Series A, 6.25% 8/1/08	1,000	1,116
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,236
5.875% 8/15/13	3,870	4,127
6.2% 8/15/06	2,195	2,404
6.5% 8/15/11	1,000	1,140
7.5% 2/1/03	880	880
7.5% 2/1/07	335	340
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,852
6% 2/1/22	3,410	3,598
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (d)	90	104
6.4% 8/1/03	6,000	6,115
Series D:
5.25% 8/1/13	2,500	2,590
5.25% 8/1/21 (MBIA Insured)	5,000	5,142
5.375% 8/1/17	2,500	2,540
5.75% 2/15/08	355	376
5.75% 2/15/08 (Pre-Refunded to 2/15/05 @ 101) (d)	645	708
Series E:
6% 8/1/26	3,455	3,634
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	$ 295	$ 342
6.5% 2/15/06	1,000	1,109
Series F:
5.75% 2/1/15	2,500	2,618
6% 8/1/16	7,750	8,301
Series G:
6% 10/15/26	4,965	5,212
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (d)	50	59
Series H:
5.5% 8/1/12	9,000	9,488
6% 8/1/17	1,000	1,067
Series I:
5.875% 3/15/12	10,000	10,642
6.125% 4/15/11	8,495	9,277
6.25% 4/15/07 (MBIA Insured)	8,005	9,176
Series J:
5.875% 2/15/19	3,370	3,537
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	630	715
6.125% 8/1/12	1,000	1,094
Series L, 5.75% 8/1/12	3,700	3,926
Series M, 8% 6/1/05 (AMBAC Insured)	6,580	7,556
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,844
5.5% 2/15/17 (FSA Insured)	3,000	3,261
5.5% 2/15/18 (FSA Insured)	2,500	2,706
5.5% 2/15/19 (FSA Insured)	1,250	1,345
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001:
5% 7/1/41 (AMBAC Insured)	10,000	9,994
5.375% 7/1/15 (AMBAC Insured)	1,090	1,184
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,273
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,470	2,666
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (c)	1,500	1,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.): - continued
6% 1/1/08 (c)	$ 500	$ 518
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	1,000	1,096
5.875% 6/15/26	18,085	20,375
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,819
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,899
Series A:
5% 6/15/32	5,000	4,963
5.25% 6/15/33 (FGIC Insured)	1,280	1,312
5.375% 6/15/15 (FGIC Insured)	7,000	7,685
6% 6/15/28	15,000	16,818
Series B:
5.375% 6/15/07 (AMBAC Insured)	60	64
5.375% 6/15/07 (AMBAC Insured) (Escrowed to Maturity) (d)	145	155
5.75% 6/15/26 (MBIA Insured)	5,025	5,435
5.75% 6/15/29 (MBIA Insured)	5,965	6,471
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (d)	295	315
5.5% 6/15/33	14,215	14,915
New York City Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (d)	2,700	3,236
Series A:
5.125% 8/15/21	8,140	8,372
5.5% 11/15/17 (FGIC Insured)	6,725	7,411
5.5% 11/15/20 (FGIC Insured)	9,000	9,738
5.75% 8/15/18 (Pre-Refunded to 8/15/09 @ 101) (d)	2,000	2,357
Series B:
4.75% 11/15/23	6,150	6,022
5.125% 11/1/14	1,000	1,064
5.5% 2/1/08	2,435	2,740
5.5% 2/1/08 (Escrowed to Maturity) (d)	565	646
Series C, 5.5% 11/1/29 (Pre-Refunded to 5/1/10 @ 101) (d)	16,140	18,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	$ 4,850	$ 5,192
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,395
New York Local Govt. Assistance Corp.:
Series C, 5.5% 4/1/22	6,375	6,413
Series D, 5.375% 4/1/14	4,000	4,180
Series E, 5.25% 4/1/16	8,600	9,458
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	3,150	3,278
New York State Dorm. Auth. Rev.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,798
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	692
6% 7/1/09 (AMBAC Insured)	370	430
6% 7/1/10 (AMBAC Insured)	250	290
(City Univ. Sys. Consolidation Fourth Gen. Proj.) Series A, 5.25% 7/1/30 (FGIC Insured)	10,100	10,367
(City Univ. Sys. Consolidation Proj.):
Series A:
5.5% 7/1/05	1,000	1,087
5.75% 7/1/07	500	561
Series D, 7% 7/1/09	6,000	6,905
(City Univ. Sys. Proj.):
Series C, 7.5% 7/1/10	4,000	4,823
Series U, 6.25% 7/1/03	525	536
(City Univ. Sys. Third Gen. Resolution Proj.) Series 2, 5.5% 7/1/16 (AMBAC Insured)	2,500	2,710
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,250
6% 7/1/21 (MBIA Insured)	2,500	2,938
(Columbia Univ. Proj.) Series 2001 A:
4.5% 7/1/06	1,000	1,086
5% 7/1/07	1,105	1,229
5% 7/1/08	870	968
5.25% 7/1/13	1,000	1,106
5.25% 7/1/15	2,000	2,183
(FIT Student Hsg. Proj.):
5.75% 7/1/04 (AMBAC Insured)	1,680	1,786
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Rev.: - continued
5.75% 7/1/05 (AMBAC Insured)	$ 1,650	$ 1,814
5.75% 7/1/06 (AMBAC Insured)	1,500	1,687
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,099
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,201
(Long Island Jewish Med. Ctr. Proj.) 5% 7/1/08 (MBIA Insured)	2,000	2,203
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,665
(Mental Health Svcs. Facilities Impt. Proj.) Series A, 5.75% 8/15/11	3,000	3,276
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	2,550	2,817
(Montefiore Med. Ctr. Proj.) Series 2000, 5.85% 8/1/40	9,500	10,115
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,440	1,501
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,500	4,987
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	823
5.5% 7/1/19 (AMBAC Insured)	1,705	1,842
5.5% 7/1/20 (AMBAC Insured)	860	922
Series A:
5.5% 7/1/10 (AMBAC Insured)	7,650	8,668
5.75% 7/1/15 (MBIA Insured)	2,295	2,636
5.75% 7/1/27 (MBIA Insured)	5,000	5,711
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,685
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	500	547
5% 7/1/07 (FSA Insured)	1,290	1,427
5% 7/1/09 (FSA Insured)	1,700	1,871
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,081
(Rockefeller Univ. Proj.) Series 2002 A1, 5% 7/1/32	7,000	7,048
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Rev.: - continued
(State Univ. Edl. Facilities Proj.):
Series A, 6.5% 5/15/06	$ 3,400	$ 3,868
Series B, 7.5% 5/15/11	2,365	2,884
5.5% 5/15/09	3,000	3,345
5.95% 5/15/29 (FGIC Insured) (Pre-Refunded to 5/15/10 @ 101) (d)	2,750	3,265
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,844
5.2% 2/15/13 (MBIA Insured)	6,585	7,036
(Yeshiva Univ. Proj.):
Series 2001:
4% 7/1/04 (AMBAC Insured)	200	208
5.375% 7/1/12 (AMBAC Insured)	1,000	1,114
5.375% 7/1/13 (AMBAC Insured)	800	882
5.375% 7/1/14 (AMBAC Insured)	1,130	1,236
5.375% 7/1/17 (AMBAC Insured)	370	399
5.375% 7/1/16 (AMBAC Insured)	670	726
Series 1990 B, 7.5% 5/15/11 (d)	1,135	1,433
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	25,000	28,123
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,139
6% 10/1/29 (MBIA Insured)	5,600	6,334
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,500	8,264
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,621
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	1,500	1,647
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,675
Series 2003 A, 5.375% 3/15/22	2,000	2,094
Series B:
5.25%, tender 5/15/12 (b)	8,500	9,189
6%, tender 11/15/29	11,000	12,450
5.8% 8/1/30	3,000	3,195
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,203
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series C, 5% 6/15/19	$ 4,000	$ 4,144
Series D, 5% 6/15/20	20,150	20,824
Series J:
5% 6/15/18	5,395	5,668
5% 6/15/19	5,565	5,812
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,837
5.25% 11/15/16	3,770	4,092
Series I:
5.25% 9/15/15	2,085	2,276
5.25% 9/15/17	2,395	2,585
Series C, 5.25% 6/15/16	3,500	3,763
Series F:
4.875% 6/15/18	1,735	1,787
4.875% 6/15/18 (Escrowed to Maturity) (d)	1,265	1,317
4.875% 6/15/20	2,175	2,217
4.875% 6/15/20 (Escrowed to Maturity) (d)	1,380	1,423
5% 6/15/15	1,295	1,357
5% 6/15/15 (Escrowed to Maturity) (d)	1,705	1,827
5.25% 6/15/13	1,575	1,686
5.25% 6/15/13 (Escrowed to Maturity) (d)	2,405	2,637
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	2,200	2,319
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,923
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	2,000	2,330
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (d)	1,595	1,859
7% 6/15/12	190	193
Series B, 5.25% 6/15/14 (Pre-Refunded to 6/15/05 @ 101) (d)	3,180	3,502
Series D:
5% 6/15/11 (Escrowed to Maturity) (d)	3,645	3,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
5% 6/15/12 (Escrowed to Maturity) (d)	$ 2,000	$ 2,146
5.125% 6/15/19 (Escrowed to Maturity) (d)	5,000	5,196
Series E:
6.25% 6/15/05	1,200	1,295
6.5% 6/15/14	130	132
5.75% 6/15/11	3,405	3,946
(Pooled Ln. Prog.):
Series B, 5.2% 5/15/14	1,115	1,229
Series C, 5.85% 7/15/15	3,060	3,422
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,229
Series D:
6.3% 5/15/05	365	403
6.3% 5/15/05 (Pre-Refunded to 11/15/04 @ 102) (d)	780	866
6.3% 11/15/05	105	116
6.3% 11/15/05 (Pre-Refunded to 11/15/04 @ 102) (d)	1,150	1,276
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,196
(Mental Health Svcs. Facilities Proj.) Series D, 7.4% 2/15/18	90	91
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,143
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,072
Series 69, 4.7% 4/1/24 (c)	4,235	4,254
5.5% 4/1/19 (AMBAC Insured) (c)	3,880	4,077
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,360	25,878
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	287
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,090
Series E, 5.25% 1/1/12	5,410	5,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	$ 5,175	$ 5,469
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,420
5.375% 4/1/17 (AMBAC Insured)	5,000	5,420
5.375% 4/1/18 (AMBAC Insured)	5,310	5,723
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,393
5.75% 4/1/15 (FGIC Insured)	4,000	4,523
Series C, 5.5% 4/1/13 (MBIA Insured)	5,000	5,592
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	5,000	5,430
5.5% 3/15/19	5,460	5,895
5.5% 3/15/20	3,500	3,757
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	7,700	8,487
5.5% 4/1/15	6,200	6,780
5.5% 4/1/16	12,000	13,065
6% 4/1/11	1,605	1,808
6% 4/1/11 (Pre-Refunded to 4/1/07 @ 102) (d)	2,395	2,808
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series 5, 5.9% 1/1/08 (Pre-Refunded to 1/1/05 @ 102) (d)	1,455	1,609
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (d)	6,340	7,124
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	17
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,615
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,263
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/24 (c)	3,000	3,112
Niagara Falls Gen. Oblig.:
(Pub. Impt. Proj.):
7.5% 3/1/08 (MBIA Insured)	995	1,218
7.5% 3/1/10 (MBIA Insured)	1,155	1,448
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls Gen. Oblig.: - continued
7.5% 3/1/11 (MBIA Insured)	$ 1,245	$ 1,577
7.5% 3/1/16 (MBIA Insured)	1,060	1,403
7.5% 3/1/17 (MBIA Insured)	1,200	1,608
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (c)	1,000	1,103
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	565
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	1,500	1,662
Rockland County Gen. Oblig. 6% 8/15/05 (AMBAC Insured)	1,475	1,638
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,125
Suffolk County Gen. Oblig. Series A, 6% 8/1/05 (AMBAC Insured)	3,380	3,748
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,376
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,191
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,615
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	9,870	11,639
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (d)	3,000	3,427
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (d)	9,500	10,249
6% 1/1/11 (Escrowed to Maturity) (d)	500	588
Series B:
5% 1/1/14 (Escrowed to Maturity) (d)	4,290	4,718
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (d)	9,870	11,056
5.2% 1/1/27 (FGIC Insured) (Pre-Refunded to 7/1/22 @ 100) (d)	3,000	3,218
5.2% 1/1/27 (MBIA Insured) (Pre-Refunded to 7/1/22 @ 100) (d)	2,000	2,145
5.3% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	75	85
5.5% 1/1/30 (Pre-Refunded to 7/1/22 @ 100) (d)	2,015	2,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 1,000	$ 1,177
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	15,425	17,593
6% 1/1/12 (Escrowed to Maturity) (d)	19,250	22,570
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured) (Escrowed to Maturity) (d)	2,200	2,357
5.125% 1/1/11 (MBIA Insured) (Escrowed to Maturity) (d)	3,000	3,311
5.125% 1/1/12 (MBIA Insured) (Escrowed to Maturity) (d)	1,000	1,097
5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (d)	3,000	3,306
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,097
Yonkers Gen. Oblig.:
Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,550
5% 12/15/12 (AMBAC Insured)	1,245	1,362
Series A:
6% 8/1/04 (FGIC Insured)	1,020	1,090
6% 8/1/05 (FGIC Insured)	1,080	1,195
		1,394,580
New York & New Jersey - 4.7%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	2,000	2,096
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (c)	1,530	1,728
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	16,821
5.75% 10/15/12 (MBIA Insured) (c)	15,530	17,299
124th Series, 5% 8/1/08 (c)	9,875	10,730
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,100
128th Series:
5% 11/1/18 (FSA Insured)	6,145	6,502
5% 11/1/19 (FSA Insured)	3,600	3,788
99th Series, 7% 11/1/04 (FGIC Insured) (c)	5,040	5,524
		70,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (a)	$ 14,180	$ 15,764
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	2,210	2,226
		17,990
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,394,187)		1,483,158
NET OTHER ASSETS - 1.1%		16,156
NET ASSETS - 100%		$ 1,499,314
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.0%
Escrowed/Pre-Refunded	19.2
Special Tax	12.9
Water & Sewer	12.0
Transportation	8.4
Education	6.9
Electric Utilities	5.6
Others* (individually less than 5%)	9.0
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $434,977,000 and $318,099,000, respectively.
Income Tax Information
The fund hereby designates approximately $20,924,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003

Assets
Investment in securities, at value (cost $1,394,187) - See accompanying schedule		$ 1,483,158
Cash		9,233
Receivable for investments sold Regular delivery		1,979
Delayed delivery		13,058
Receivable for fund shares sold		1,497
Interest receivable		17,494
Other receivables		7
Total assets		1,526,426

Liabilities
Payable for investments purchased Regular delivery	$ 7,461
Delayed delivery	15,629
Payable for fund shares redeemed	2,077
Distributions payable	1,293
Accrued management fee	474
Distribution fees payable	9
Other payables and accrued expenses	169
Total liabilities		27,112

Net Assets		$ 1,499,314
Net Assets consist of:
Paid in capital		$ 1,403,159
Undistributed net investment income		1,153
Accumulated undistributed net realized gain (loss) on investments		6,031
Net unrealized appreciation (depreciation) on investments		88,971
Net Assets		$ 1,499,314

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amount)	January 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,962.417 ÷ 223.776 shares)	$ 13.24

Maximum offering price per share (100/95.25 of $13.24)	$ 13.90
Class T: Net Asset Value and redemption price per share ($1,227.953 ÷ 92.743 shares)	$ 13.24

Maximum offering price per share (100/96.50 of $13.24)	$ 13.72
Class B: Net Asset Value and offering price per share ($5,463.475 ÷ 412.684 shares) A	$ 13.24

Class C: Net Asset Value and offering price per share ($6,120.461 ÷ 462.243 shares) A	$ 13.24

Spartan New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,483,436.492 ÷ 112,008.231 shares)	$ 13.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($103.682 ÷ 7.830 shares)	$ 13.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended January 31, 2003

Investment Income
Interest		$ 69,342
Expenses
Management fee	$ 5,461
Transfer agent fees	1,034
Distribution fees	32
Accounting fees and expenses	334
Non-interested trustees' compensation	5
Custodian fees and expenses	22
Registration fees	113
Audit	39
Legal	16
Miscellaneous	45
Total expenses before reductions	7,101
Expense reductions	(335)	6,766
Net investment income (loss)		62,576
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	27,576
Swap agreements	(8)
Total net realized gain (loss)		27,568
Change in net unrealized appreciation (depreciation) on investment securities		25,814
Net gain (loss)		53,382
Net increase (decrease) in net assets resulting from operations		$ 115,958

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2003	Year ended January 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,576	$ 59,375
Net realized gain (loss)	27,568	6,287
Change in net unrealized appreciation (depreciation)	25,814	4,774
Net increase (decrease) in net assets resulting from operations	115,958	70,436
Distributions to shareholders from net investment income	(62,168)	(59,075)
Distributions to shareholders from net realized gain	(19,025)	-
Total distributions	(81,193)	(59,075)
Share transactions - net increase (decrease)	132,250	123,175
Redemption fees	45	27
Total increase (decrease) in net assets	167,060	134,563

Net Assets
Beginning of period	1,332,254	1,197,691
End of period (including undistributed net investment income of $1,153 and undistributed net investment income of $745, respectively)	$ 1,499,314	$ 1,332,254

Annual Report

See accompanying notes which are an integral part of the financial statements.

AFinancial Highlights - Class A

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.277
Net realized and unrealized gain (loss)	.194
Total from investment operations	.471
Distributions from net investment income	(.271)
Distributions from net realized gain	(.170)
Total distributions	(.441)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A
Expenses net of voluntary waivers, if any	.66% A
Expenses net of all reductions	.66% A
Net investment income (loss)	4.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,962
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.266
Net realized and unrealized gain (loss)	.197
Total from investment operations	.463
Distributions from net investment income	(.263)
Distributions from net realized gain	(.170)
Total distributions	(.433)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A
Expenses net of voluntary waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,228
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	.193
Total from investment operations	.419
Distributions from net investment income	(.219)
Distributions from net realized gain	(.170)
Total distributions	(.389)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41% A
Expenses net of voluntary waivers, if any	1.41% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,463
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended January 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.219
Net realized and unrealized gain (loss)	.191
Total from investment operations	.410
Distributions from net investment income	(.210)
Distributions from net realized gain	(.170)
Total distributions	(.380)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.24
Total ReturnB, C, D	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A
Expenses net of voluntary waivers, if any	1.51% A
Expenses net of all reductions	1.51% A
Net investment income (loss)	3.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,120
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan New York Municipal Income

Years ended January 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 12.78	$ 11.74	$ 12.99	$ 12.94
Income from Investment Operations
Net investment income (loss)	.574 B	.584 B, D	.614 B	.590 B	.602
Net realized and unrealized gain (loss)	.506	.117 D	1.030	(1.230)	.205
Total from investment operations	1.080	.701	1.644	(.640)	.807
Distributions from net investment income	(.570)	(.581)	(.604)	(.589)	(.602)
Distributions from net realized gain	(.170)	-	-	(.006)	(.155)
Distributions in excess of net realized gain	-	-	-	(.015)	-
Total distributions	(.740)	(.581)	(.604)	(.610)	(.757)
Redemption fees added to paid in capital	- B	- B	-	-	-
Net asset value, end of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Total Return A	8.55%	5.60%	14.34%	(5.03) %	6.45%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.49%	.49%	.54%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.49%	.53%
Expenses net of all reductions	.47%	.44%	.42%	.49%	.53%
Net investment income (loss)	4.36%	4.54% D	4.96%	4.78%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,483,436	$ 1,332,254	$ 1,197,691	$ 1,007,447	$ 1,200,091
Portfolio turnover rate	22%	12%	23%	19%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended January 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.286
Net realized and unrealized gain (loss)	.195
Total from investment operations	.481
Distributions from net investment income	(.281)
Distributions from net realized gain	(.170)
Total distributions	(.451)
Redemption fees added to paid in capital D	-
Net asset value, end of period	$ 13.24
Total ReturnB, C	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A
Expenses net of voluntary waivers, if any	.53% A
Expenses net of all reductions	.53% A
Net investment income (loss)	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2003

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class Shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 91,449,465	|
Unrealized depreciation	(1,796,936)
Net unrealized appreciation (depreciation)	89,652,529
Undistributed ordinary income	5,433,763
Undistributed long-term capital gain	4,097,043
Total Distributable earnings	$ 99,183,335
Cost for federal income tax purposes	$ 1,393,505,037

The tax character of distributions paid was as follows:

	January 31, 2003	January 31, 2002
Ordinary Income	$ 62,167,598	$ 59,075,145
Long-term Capital Gains	19,024,540	-
Total	$ 81,192,138	$ 59,075,145

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Swaps. The fund may invest in swaps for the purpose of managing its exposure to interest rates, credit or market risk. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically on a net basis.

Interest rate swaps usually involve the exchange of fixed rate interest payments for floating rate interest payments. Gains or losses are realized only upon early termination of the swap agreement. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 1,531	$ 52
Class T	0%	.25%	829	126
Class B	.65%	.25%	14,234	10,340
Class C	.75%	.25%	15,735	15,646
			$ 32,329	$ 26,164

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 11,473	$ 8,467
Class T	1,765	1,759
Class B*	3,018	3,018
Class C*	2,971	2,971
	$ 19,227	$ 16,215

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 971	.09*
Class T	421	.13*
Class B	1,521	.10*
Class C	1,629	.10*
Spartan New York Municipal Income	1,029,681.07
Institutional Class	81	.11*
	$ 1,034,304

* Annualized

Citibank also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $61,385.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $22,241 and $55,341, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Spartan New York Municipal Income	$ 196,360

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2003	Year ended January 31, 2002
From net investment income
Class A	$ 41,291	$ -
Class T	13,057	-
Class B	51,877	-
Class C	49,354	-
Spartan New York Municipal Income	62,008,981	59,075,145
Institutional Class	3,038	-
Total	$ 62,167,598	$ 59,075,145
From net realized gain
Class A	$ 37,979	$ -
Class T	12,410	-
Class B	57,394	-
Class C	59,289	-
Spartan New York Municipal Income	18,856,163	-
Institutional Class	1,305	-
Total	$ 19,024,540	$ -

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	January 31, 2003 A	January 31, 2002	January 31, 2003 A	January 31, 2002
Class A
Shares sold	272,415	-	$ 3,649,038	$ -
Reinvestment of distributions	4,654	-	61,815	-
Shares redeemed	(53,293)	-	(708,156)	-
Net increase (decrease)	223,776	-	$ 3,002,697	$ -
Class T
Shares sold	91,985	-	$ 1,229,333	$ -
Reinvestment of distributions	1,336	-	17,736	-
Shares redeemed	(578)	-	(7,660)	-
Net increase (decrease)	92,743	-	$ 1,239,409	$ -
Class B
Shares sold	429,057	-	$ 5,748,196	$ -
Reinvestment of distributions	5,965	-	79,147	-
Shares redeemed	(22,338)	-	(297,028)	-
Net increase (decrease)	412,684	-	$ 5,530,315	$ -
Class C
Shares sold	493,422	-	$ 6,606,236	$ -
Reinvestment of distributions	4,353	-	57,763	-
Shares redeemed	(35,532)	-	(470,300)	-
Net increase (decrease)	462,243	-	$ 6,193,699	$ -
Spartan New York Municipal Income
Shares sold	30,007,653	31,004,334	$ 395,192,356	$ 399,267,688
Reinvestment of distributions	4,696,216	3,502,720	61,959,856	45,043,535
Shares redeemed	(25,951,612)	(24,985,233)	(340,971,868)	(321,135,867)
Net increase (decrease)	8,752,257	9,521,821	$ 116,180,344	$ 123,175,356
Institutional Class
Shares sold	34,401	-	$ 464,607	$ -
Reinvestment of distributions	260	-	3,458	-
Shares redeemed	(26,831)	-	(364,612)	-
Net increase (decrease)	7,830	-	$ 103,453	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to January 31, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Spartan New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Spartan New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the portfolio of investments, as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund as of January 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 7, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 272 funds advised by FMR or an affiliate. Mr. McCoy oversees 274 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (60)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	03/10/03	03/07/03	$0.036
Class T	03/10/03	03/07/03	$0.036
Class B	03/10/03	03/07/03	$0.036
Class C	03/10/03	03/07/03	$0.036

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 5.80% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ASNM-ANN-0303-01 340312
1.783107.101